Schedule of Investments (unaudited)
September 30, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 31.2%
Communication Services — 4.3%
Diversified Telecommunication Services — 1.3%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	4,570,000	$3,442,741 (a)
AT&T Inc., Senior Notes	2.250%	2/1/32	6,530,000	5,718,659
AT&T Inc., Senior Notes	2.550%	12/1/33	3,450,000	2,939,120
AT&T Inc., Senior Notes	5.350%	9/1/40	870,000	863,533
AT&T Inc., Senior Notes	5.550%	8/15/41	2,710,000	2,729,429
AT&T Inc., Senior Notes	4.350%	6/15/45	2,489,000	2,104,413
AT&T Inc., Senior Notes	3.500%	9/15/53	3,630,000	2,512,817
AT&T Inc., Senior Notes	3.550%	9/15/55	3,490,000	2,406,917
AT&T Inc., Senior Notes	3.800%	12/1/57	670,000	478,147
AT&T Inc., Senior Notes	3.650%	9/15/59	370,000	253,176
NTT Finance Corp., Senior Notes	4.620%	7/16/28	1,200,000	1,212,059 (a)
NTT Finance Corp., Senior Notes	4.876%	7/16/30	3,660,000	3,719,974 (a)
NTT Finance Corp., Senior Notes	5.171%	7/16/32	5,410,000	5,542,307 (a)
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	5,170,000	4,945,243
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	5,013,000	4,559,012
Verizon Communications Inc., Senior Notes	4.780%	2/15/35	2,623,000	2,581,297
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	3,390,000	3,427,160
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	2,950,000	2,332,143
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	350,000	284,589
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	1,455,000	1,429,898
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	100,000	78,732
Verizon Communications Inc., Senior Notes	3.550%	3/22/51	1,380,000	1,012,574
Total Diversified Telecommunication Services				54,573,940
Entertainment — 0.1%
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	2,700,000	2,742,349 (a)
Walt Disney Co., Senior Notes	6.650%	11/15/37	2,260,000	2,611,814
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	945,000	932,838
Total Entertainment				6,287,001
Interactive Media & Services — 0.1%
Alphabet Inc., Senior Notes	4.500%	5/15/35	990,000	991,294
Alphabet Inc., Senior Notes	5.250%	5/15/55	1,300,000	1,303,802
Alphabet Inc., Senior Notes	5.300%	5/15/65	1,430,000	1,424,067
Total Interactive Media & Services				3,719,163
Media — 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	4,543,000	4,137,270
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	9,749,000	9,705,855
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	6,160,000	6,241,573
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.550%	6/1/34	1,620,000	1,727,055
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	3,325,000	3,137,565
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	2,560,000	$2,321,969
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	1,238,000	1,266,462
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	1,630,000	1,366,896
Comcast Corp., Senior Notes	6.500%	11/15/35	451,000	504,894
Comcast Corp., Senior Notes	3.900%	3/1/38	2,160,000	1,902,527
Comcast Corp., Senior Notes	3.969%	11/1/47	5,866,000	4,587,777
Comcast Corp., Senior Notes	2.800%	1/15/51	3,670,000	2,242,281
Comcast Corp., Senior Notes	2.887%	11/1/51	2,770,000	1,707,774
Comcast Corp., Senior Notes	5.350%	5/15/53	3,240,000	3,040,242
Comcast Corp., Senior Notes	2.937%	11/1/56	4,000	2,376
DISH DBS Corp., Senior Notes	7.750%	7/1/26	510,000	505,829
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	6,330,000	6,225,139 (a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,120,000	1,074,629 (a)
Fox Corp., Senior Notes	5.476%	1/25/39	4,350,000	4,368,550
Time Warner Cable Enterprises LLC, Senior Secured Notes	8.375%	7/15/33	2,060,000	2,417,594
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	3,030,000	3,153,273
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	1,755,000	1,918,483
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	1,875,000	1,962,545
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	1,617,000	1,546,403
Total Media				67,064,961
Wireless Telecommunication Services — 1.2%
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	15,000,000	9,767,105 (a)
Rogers Communications Inc., Senior Notes	5.300%	2/15/34	3,730,000	3,785,270
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	4,670,000	5,690,835
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	1,950,000	1,939,220
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	15,295,000	15,002,513
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	6,710,000	6,098,782
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	1,420,000	1,351,101
T-Mobile USA Inc., Senior Notes	5.150%	4/15/34	3,780,000	3,868,143
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	2,530,000	2,285,626
T-Mobile USA Inc., Senior Notes	5.875%	11/15/55	1,230,000	1,257,288
Total Wireless Telecommunication Services				51,045,883

Total Communication Services				182,690,948
Consumer Discretionary — 2.5%
Automobile Components — 0.1%
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	4,360,000	4,258,082 (a)
ZF North America Capital Inc., Senior Notes	7.500%	3/24/31	2,090,000	2,077,076 (a)
Total Automobile Components				6,335,158
Automobiles — 0.6%
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	4,120,000	4,112,582
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	3,890,000	3,884,945
Ford Motor Credit Co. LLC, Senior Notes	7.350%	11/4/27	3,260,000	3,400,716
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	1,550,000	1,473,856
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Automobiles — continued
General Motors Co., Senior Notes	5.600%	10/15/32	650,000	$675,300
General Motors Co., Senior Notes	6.600%	4/1/36	1,170,000	1,263,400
General Motors Co., Senior Notes	5.150%	4/1/38	1,150,000	1,100,792
General Motors Co., Senior Notes	6.250%	10/2/43	1,080,000	1,098,878
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	880,000	881,230
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	2,390,000	2,346,708 (a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	4,471,000	3,878,592 (a)
Total Automobiles				24,116,999
Broadline Retail — 0.3%
Amazon.com Inc., Senior Notes	4.250%	8/22/57	2,970,000	2,497,775
Prosus NV, Senior Notes	3.061%	7/13/31	12,990,000	11,798,944 (a)
Total Broadline Retail				14,296,719
Hotels, Restaurants & Leisure — 1.3%
Carnival Corp., Senior Notes	5.875%	6/15/31	1,470,000	1,507,313 (a)
Carnival Corp., Senior Notes	6.125%	2/15/33	2,420,000	2,482,112 (a)
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	600,000	595,390
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	1,480,000	1,513,418
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	3,140,000	3,039,403
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	4,200,000	4,376,248
Las Vegas Sands Corp., Senior Notes	6.000%	6/14/30	260,000	270,879
McDonald’s Corp., Senior Notes	3.600%	7/1/30	80,000	78,150
McDonald’s Corp., Senior Notes	4.200%	4/1/50	6,670,000	5,488,690
Melco Resorts Finance Ltd., Senior Notes	7.625%	4/17/32	2,040,000	2,140,146 (a)
Melco Resorts Finance Ltd., Senior Notes	6.500%	9/24/33	1,460,000	1,464,803 (a)
NCL Corp. Ltd., Senior Notes	5.875%	1/15/31	830,000	830,567 (a)
NCL Corp. Ltd., Senior Notes	6.250%	9/15/33	480,000	482,784 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	2,510,000	2,561,195 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	5,790,000	5,939,850 (a)
Sands China Ltd., Senior Notes	3.800%	1/8/26	350,000	349,302
Sands China Ltd., Senior Notes	2.300%	3/8/27	6,770,000	6,578,855
Sands China Ltd., Senior Notes	5.400%	8/8/28	3,950,000	4,043,718
Sands China Ltd., Senior Notes	2.850%	3/8/29	3,980,000	3,746,940
Sands China Ltd., Senior Notes	3.250%	8/8/31	1,690,000	1,558,892
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	2,090,000	2,101,940 (a)
Viking Cruises Ltd., Senior Notes	5.875%	10/15/33	3,040,000	3,045,933 (a)(b)
Total Hotels, Restaurants & Leisure				54,196,528
Specialty Retail — 0.2%
Home Depot Inc., Senior Notes	2.700%	4/15/30	1,480,000	1,394,508
Home Depot Inc., Senior Notes	3.300%	4/15/40	3,220,000	2,640,034
Home Depot Inc., Senior Notes	3.350%	4/15/50	5,295,000	3,827,286
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	540,000	547,281
Total Specialty Retail				8,409,109

Total Consumer Discretionary				107,354,513
Consumer Staples — 1.2%
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	3,442,000	3,226,987
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Beverages — continued
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	3,560,000	$3,601,734
Total Beverages				6,828,721
Consumer Staples Distribution & Retail — 0.1%
Kroger Co., Senior Notes	5.000%	9/15/34	3,270,000	3,299,505
Food Products — 0.2%
Mars Inc., Senior Notes	3.200%	4/1/30	210,000	202,109 (a)
Mars Inc., Senior Notes	5.000%	3/1/32	780,000	798,325 (a)
Mars Inc., Senior Notes	5.200%	3/1/35	1,860,000	1,902,139 (a)
Mars Inc., Senior Notes	5.700%	5/1/55	6,610,000	6,700,337 (a)
Total Food Products				9,602,910
Personal Care Products — 0.0%††
Kenvue Inc., Senior Notes	4.900%	3/22/33	1,197,000	1,217,298
Tobacco — 0.7%
Altria Group Inc., Senior Notes	4.800%	2/14/29	975,000	990,763
Altria Group Inc., Senior Notes	2.450%	2/4/32	3,750,000	3,302,246
Altria Group Inc., Senior Notes	6.875%	11/1/33	1,610,000	1,820,311
Altria Group Inc., Senior Notes	5.800%	2/14/39	3,130,000	3,247,578
Altria Group Inc., Senior Notes	3.875%	9/16/46	3,130,000	2,402,818
Altria Group Inc., Senior Notes	5.950%	2/14/49	830,000	848,773
Altria Group Inc., Senior Notes	3.700%	2/4/51	2,620,000	1,889,861
Altria Group Inc., Senior Notes	6.200%	2/14/59	1,664,000	1,729,631
BAT Capital Corp., Senior Notes	3.557%	8/15/27	406,000	401,939
BAT Capital Corp., Senior Notes	4.540%	8/15/47	4,515,000	3,788,576
BAT Capital Corp., Senior Notes	7.081%	8/2/53	210,000	240,858
BAT Capital Corp., Senior Notes	6.250%	8/15/55	20,000	20,927
Philip Morris International Inc., Senior Notes	4.875%	2/13/29	3,360,000	3,433,485
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	930,000	962,884
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	2,110,000	2,179,611
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	805,000	727,108
Reynolds American Inc., Senior Notes	5.850%	8/15/45	2,579,000	2,557,203
Total Tobacco				30,544,572

Total Consumer Staples				51,493,006
Energy — 4.5%
Energy Equipment & Services — 0.0%††
Halliburton Co., Senior Notes	4.850%	11/15/35	1,580,000	1,557,260
Oil, Gas & Consumable Fuels — 4.5%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	3,980,000	4,188,608 (a)
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	1,410,000	1,381,725
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	2,970,000	1,966,504
BP Capital Markets America Inc., Senior Notes	2.772%	11/10/50	1,220,000	767,334
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	1,030,000	941,215 (a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	2,071,000	1,799,253 (a)
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	2,281,000	2,200,468
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	2,620,000	2,387,835
Chord Energy Corp., Senior Notes	6.000%	10/1/30	1,630,000	1,619,670 (a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	1,665,000	1,777,235 (a)
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Continental Resources Inc., Senior Notes	2.268%	11/15/26	1,660,000	$1,618,964 (a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	299,000	297,156
Continental Resources Inc., Senior Notes	5.750%	1/15/31	429,000	442,596 (a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	1,739,000	1,728,414
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	1,949,000	1,945,707
Crescent Energy Finance LLC, Senior Notes	7.375%	1/15/33	1,430,000	1,393,484 (a)
Devon Energy Corp., Senior Notes	5.250%	10/15/27	638,000	638,055
Devon Energy Corp., Senior Notes	5.875%	6/15/28	114,000	114,008
Devon Energy Corp., Senior Notes	5.600%	7/15/41	1,610,000	1,551,030
Ecopetrol SA, Senior Notes	8.375%	1/19/36	5,740,000	5,931,763
Ecopetrol SA, Senior Notes	5.875%	5/28/45	6,530,000	4,999,126
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	4,275,000	4,306,250 (c)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	15,052,000	15,582,011 (c)(d)
Energy Transfer LP, Senior Notes	5.250%	4/15/29	520,000	535,144
Energy Transfer LP, Senior Notes	3.750%	5/15/30	2,810,000	2,729,307
Energy Transfer LP, Senior Notes	5.550%	5/15/34	30,000	30,794
Energy Transfer LP, Senior Notes	5.300%	4/1/44	1,170,000	1,072,595
Energy Transfer LP, Senior Notes	5.400%	10/1/47	1,413,000	1,294,388
Energy Transfer LP, Senior Notes	6.250%	4/15/49	870,000	878,722
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	850,000	820,211
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	577,000	545,409
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	2,105,000	2,392,663
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	2,197,000	1,639,999
Enterprise Products Operating LLC, Senior Notes	5.550%	2/16/55	1,830,000	1,810,163
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	870,000	649,550
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	2,335,000	2,322,100 (d)
EOG Resources Inc., Senior Notes	3.900%	4/1/35	1,400,000	1,300,746
EQT Corp., Senior Notes	3.125%	5/15/26	600,000	594,622 (a)
EQT Corp., Senior Notes	5.000%	1/15/29	1,278,000	1,296,572
EQT Corp., Senior Notes	3.625%	5/15/31	3,383,000	3,164,849 (a)
Expand Energy Corp., Senior Notes	5.375%	2/1/29	920,000	920,369
Expand Energy Corp., Senior Notes	5.375%	3/15/30	2,710,000	2,755,939
Expand Energy Corp., Senior Notes	4.750%	2/1/32	2,810,000	2,762,798
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	1,450,000	1,063,649
Florida Gas Transmission Co. LLC, Senior Notes	5.750%	7/15/35	4,060,000	4,213,237 (a)
Gulfstream Natural Gas System LLC, Senior Notes	5.600%	7/23/35	5,050,000	5,177,086 (a)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	7,610,000	6,874,170 (a)
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	1,497,000	1,713,492
Kinder Morgan Energy Partners LP, Senior Notes	6.550%	9/15/40	1,450,000	1,580,482
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	226,000	262,314
MPLX LP, Senior Notes	4.800%	2/15/29	2,590,000	2,628,046
MPLX LP, Senior Notes	4.500%	4/15/38	1,340,000	1,212,715
MPLX LP, Senior Notes	4.700%	4/15/48	1,470,000	1,232,130
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	2,617,000	$2,589,800
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	3,630,000	3,553,529
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	1,130,000	1,269,917
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	3,792,000	4,314,250
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	1,275,000	1,355,927
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	1,530,000	1,129,090
ONEOK Inc., Senior Notes	5.800%	11/1/30	2,410,000	2,540,465
ONEOK Inc., Senior Notes	6.050%	9/1/33	580,000	615,241
ONEOK Inc., Senior Notes	6.625%	9/1/53	570,000	606,754
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	4,180,000	4,260,967 (a)
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	1,610,000	1,448,283
Reliance Industries Ltd., Senior Notes	2.875%	1/12/32	6,110,000	5,553,126 (a)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	6,280,000	4,657,070 (a)
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	2,503,000	2,911,457
Targa Resources Corp., Senior Notes	4.950%	4/15/52	2,370,000	2,030,957
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	1,220,000	1,242,854
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	2,045,000	2,051,482
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	190,000	180,259
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	2,350,000	2,201,759 (a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	3,057,000	3,063,392
Venture Global LNG Inc., Senior Secured Notes	7.000%	1/15/30	2,100,000	2,174,529 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	5,240,000	5,569,082 (a)
Viper Energy Partners LLC, Senior Notes	5.700%	8/1/35	3,750,000	3,815,044
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	413,000	413,710
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	2,935,000	2,865,829
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	760,000	726,664
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	5,348,000	6,177,318
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	985,000	1,195,989
Williams Cos. Inc., Senior Notes	5.150%	3/15/34	2,520,000	2,559,581
Total Oil, Gas & Consumable Fuels				188,126,997

Total Energy				189,684,257
Financials — 9.0%
Banks — 5.6%
BAC Capital Trust XIV, Ltd. GTD (3 mo. Term SOFR + 0.662%)	4.699%	10/15/25	7,226,000	6,060,796 (c)(d)
Bank of America Corp., Senior Notes	5.000%	1/21/44	2,270,000	2,221,139
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	1,060,000	950,400 (d)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	8,720,000	8,083,245 (d)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	7,641,000	7,525,734 (d)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. Term SOFR + 1.332%)	3.970%	3/5/29	4,810,000	4,787,321 (d)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. Term SOFR + 3.412%)	4.083%	3/20/51	6,570,000	5,350,531 (d)
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. Term SOFR + 1.782%)	4.330%	3/15/50	2,690,000	$2,296,878 (d)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	620,000	622,336 (d)
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	6,660,000	6,661,039 (d)
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	3,050,000	3,052,334
Bank of America Corp., Subordinated Notes (2.482% to 9/21/31 then 5 year Treasury Constant Maturity Rate + 1.200%)	2.482%	9/21/36	1,880,000	1,632,612 (d)
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	10,000	9,824 (d)
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	4,500,000	4,356,760 (d)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	2,290,000	2,321,129 (d)
BNP Paribas SA, Junior Subordinated Notes (8.000% to 8/22/31 then 5 year Treasury Constant Maturity Rate + 3.727%)	8.000%	8/22/31	3,110,000	3,354,617 (a)(c)(d)
BNP Paribas SA, Junior Subordinated Notes (8.500% to 8/14/28 then 5 year Treasury Constant Maturity Rate + 4.354%)	8.500%	8/14/28	7,380,000	7,894,401 (a)(c)(d)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	3,970,000	3,983,577 (a)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	3,510,000	3,580,800 (a)(d)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. Term SOFR + 2.829%)	5.198%	1/10/30	829,000	848,631 (a)(d)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	8,945,000	9,552,230 (a)(d)
CaixaBank SA, Senior Notes (4.885% to 7/3/30 then SOFR + 1.360%)	4.885%	7/3/31	4,710,000	4,760,098 (a)(d)
Citigroup Inc., Senior Notes	8.125%	7/15/39	1,915,000	2,456,157
Citigroup Inc., Senior Notes	4.650%	7/30/45	2,462,000	2,227,539
Citigroup Inc., Senior Notes	4.650%	7/23/48	1,230,000	1,097,964
Citigroup Inc., Senior Notes (2.561% to 5/1/31 then SOFR + 1.167%)	2.561%	5/1/32	5,320,000	4,796,157 (d)
Citigroup Inc., Senior Notes (3.520% to 10/27/27 then 3 mo. Term SOFR + 1.413%)	3.520%	10/27/28	6,280,000	6,197,095 (d)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. Term SOFR + 1.600%)	3.980%	3/20/30	7,640,000	7,549,162 (d)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	5,260,000	5,252,410 (d)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	670,000	678,304 (d)
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	4,150,000	4,167,975
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	133,000	142,168
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	1,884,000	2,132,596
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	150,000	133,375
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	960,000	953,334 (a)(d)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	5,210,000	4,955,687 (a)(d)
Credit Agricole SA, Senior Notes (4.818% to 9/25/32 then SOFR + 1.360%)	4.818%	9/25/33	3,360,000	3,340,446 (a)(d)
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year ICE Swap Rate + 1.644%)	4.000%	1/10/33	330,000	325,121 (a)(d)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	250,000	250,292 (a)(d)
HSBC Holdings PLC, Subordinated Notes (4.762% to 3/29/32 then SOFR + 2.530%)	4.762%	3/29/33	6,190,000	6,163,056 (d)
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	3,150,000	$3,157,089 (a)
JPMorgan Chase & Co., Senior Notes (1.953% to 2/4/31 then SOFR + 1.065%)	1.953%	2/4/32	6,960,000	6,154,464 (d)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	6,130,000	5,687,529 (d)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/40 then 3 mo. Term SOFR + 2.460%)	3.109%	4/22/41	5,150,000	4,049,595 (d)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	1,420,000	982,646 (d)
JPMorgan Chase & Co., Senior Notes (4.493% to 3/24/30 then 3 mo. Term SOFR + 3.790%)	4.493%	3/24/31	4,150,000	4,190,687 (d)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	410,000	386,388
JPMorgan Chase & Co., Subordinated Notes (5.576% to 7/23/35 then SOFR + 1.635%)	5.576%	7/23/36	4,410,000	4,574,965 (d)
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	4,620,000	4,788,198 (d)
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	1,770,000	1,718,517
Royal Bank of Canada, Senior Notes	5.150%	2/1/34	1,960,000	2,043,075
Santander UK Group Holdings PLC, Senior Notes (5.136% to 9/22/35 then SOFR + 1.578%)	5.136%	9/22/36	2,730,000	2,705,886 (d)
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	1,490,000	1,489,543
Truist Bank, Subordinated Notes (4.632% to 9/17/29 then 5 year Treasury Constant Maturity Rate + 1.150%)	4.632%	9/17/29	2,961,000	2,985,158 (d)
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	90,000	91,058 (d)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	3,240,000	3,372,497 (d)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	2,350,000	2,504,909 (d)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	2,330,000	2,306,798
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	3,180,000	3,179,620
Wells Fargo & Co., Senior Notes (2.393% to 6/2/27 then SOFR + 2.100%)	2.393%	6/2/28	5,400,000	5,250,402 (d)
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then 3 mo. Term SOFR + 1.432%)	2.879%	10/30/30	3,860,000	3,655,555 (d)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	5,770,000	5,372,672 (d)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. Term SOFR + 4.032%)	4.478%	4/4/31	6,620,000	6,658,308 (d)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	12,190,000	11,391,453 (d)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	1,180,000	1,239,890 (d)
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	4,050,000	3,588,528
Total Banks				236,250,700
Capital Markets — 2.4%
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	2,110,000	2,299,421 (d)
CI Financial Corp., Senior Notes	7.500%	5/30/29	5,360,000	5,714,627 (a)
Credit Suisse AG AT1 Claim	—	—	61,000,000	0 *(e)(f)(g)
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	3,153,000	3,133,337
Goldman Sachs Group Inc., Senior Notes	2.600%	2/7/30	1,160,000	1,086,820
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	4,800,000	5,275,661
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	4,434,000	4,053,567
Goldman Sachs Group Inc., Senior Notes (2.615% to 4/22/31 then SOFR + 1.281%)	2.615%	4/22/32	7,070,000	6,416,025 (d)
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	2,000,000	$1,799,227 (d)
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	1,420,000	1,048,347 (d)
Goldman Sachs Group Inc., Senior Notes (3.210% to 4/22/41 then SOFR + 1.513%)	3.210%	4/22/42	3,096,000	2,395,092 (d)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	5,790,000	5,747,357 (d)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. Term SOFR + 1.420%)	3.814%	4/23/29	1,765,000	1,750,176 (d)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	304,000	340,744
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	2,531,000	2,389,960
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	908,000	899,165 (a)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	90,000	80,316 (d)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	9,370,000	8,757,402 (d)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	5,560,000	5,396,346 (d)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. Term SOFR + 1.402%)	3.772%	1/24/29	7,533,000	7,468,523 (d)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. Term SOFR + 1.890%)	4.431%	1/23/30	1,160,000	1,165,731 (d)
Morgan Stanley Private Bank NA, Senior Notes (4.734% to 7/18/30 then SOFR + 1.080%)	4.734%	7/18/31	2,600,000	2,640,086 (d)
UBS AG, Senior Notes	7.500%	2/15/28	5,790,000	6,234,978
UBS Group AG, Junior Subordinated Notes (7.750% to 4/12/31 then USD 5 year SOFR ICE Swap Rate + 4.160%)	7.750%	4/12/31	2,550,000	2,756,346 (a)(c)(d)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	7,010,000	7,750,915 (a)(c)(d)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/33 then 5 year Treasury Constant Maturity Rate + 4.758%)	9.250%	11/13/33	2,480,000	2,956,934 (a)(c)(d)
UBS Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	1,180,000	1,166,855 (a)(d)
UBS Group AG, Senior Notes (4.751% to 5/12/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.751%	5/12/28	4,430,000	4,468,892 (a)(d)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	3,510,000	4,399,154 (a)(d)
Total Capital Markets				99,592,004
Consumer Finance — 0.0%††
American Express Co., Senior Notes	4.050%	5/3/29	1,690,000	1,693,563
Financial Services — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	12,550,000	12,333,709
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	5,360,000	5,167,017
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	6,000	6,531
Block Inc., Senior Notes	6.000%	8/15/33	2,010,000	2,059,687 (a)
ILFC E-Capital Trust II, Ltd. GTD	6.520%	12/21/65	2,870,000	2,465,221 (a)(d)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	4,230,000	4,440,135 (a)
Visa Inc., Senior Notes	4.300%	12/14/45	1,450,000	1,281,156
Total Financial Services				27,753,456
Insurance — 0.2%
Aon North America Inc., Senior Notes	5.450%	3/1/34	5,620,000	5,856,746
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Insurance — continued
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	1,593,000	$1,678,240
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	2,385,000	2,206,595 (a)
Total Insurance				9,741,581
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Blackstone Holdings Finance Co. LLC, Senior Notes	2.850%	8/5/51	3,306,000	2,095,732 (a)

Total Financials				377,127,036
Health Care — 2.4%
Biotechnology — 0.3%
AbbVie Inc., Senior Notes	5.050%	3/15/34	4,370,000	4,498,340
AbbVie Inc., Senior Notes	4.550%	3/15/35	140,000	137,868
AbbVie Inc., Senior Notes	4.875%	11/14/48	1,365,000	1,266,790
AbbVie Inc., Senior Notes	4.250%	11/21/49	1,696,000	1,429,854
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	3,525,000	3,241,799
Total Biotechnology				10,574,651
Health Care Equipment & Supplies — 0.3%
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	2,040,000	2,094,375 (a)
Solventum Corp., Senior Notes	5.400%	3/1/29	1,617,000	1,669,068
Solventum Corp., Senior Notes	5.450%	3/13/31	3,300,000	3,442,749
Solventum Corp., Senior Notes	5.600%	3/23/34	4,410,000	4,593,721
Solventum Corp., Senior Notes	5.900%	4/30/54	1,666,000	1,712,651
Total Health Care Equipment & Supplies				13,512,564
Health Care Providers & Services — 1.1%
Centene Corp., Senior Notes	3.375%	2/15/30	1,160,000	1,067,852
Cigna Group, Senior Notes	4.375%	10/15/28	2,680,000	2,694,448
Cigna Group, Senior Notes	4.800%	8/15/38	1,962,000	1,873,101
CommonSpirit Health, Secured Notes	4.350%	11/1/42	410,000	353,422
CVS Health Corp., Senior Notes	4.300%	3/25/28	1,660,000	1,661,323
CVS Health Corp., Senior Notes	2.125%	9/15/31	660,000	573,048
CVS Health Corp., Senior Notes	4.125%	4/1/40	1,673,000	1,422,250
CVS Health Corp., Senior Notes	5.125%	7/20/45	2,580,000	2,343,430
CVS Pass-Through Trust, Secured Trust	6.036%	12/10/28	2,619,604	2,674,543
Elevance Health Inc., Senior Notes	4.100%	5/15/32	3,100,000	3,015,371
Elevance Health Inc., Senior Notes	4.375%	12/1/47	2,500,000	2,086,789
HCA Inc., Senior Notes	5.500%	6/15/47	920,000	878,186
HCA Inc., Senior Notes	7.500%	11/15/95	10,000,000	11,142,182
Humana Inc., Senior Notes	3.950%	3/15/27	10,000	9,971
Humana Inc., Senior Notes	2.150%	2/3/32	3,750,000	3,199,192
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	5,070,000	4,597,112
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	630,000	621,220
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	1,080,000	696,772
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	4,755,000	3,495,007
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	1,570,000	973,818
Total Health Care Providers & Services				45,379,037
Pharmaceuticals — 0.7%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	5,510,000	5,652,390 (a)
Bausch Health Cos. Inc., Senior Notes	5.000%	2/15/29	1,164,000	874,111 (a)
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Pharmaceuticals — continued
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	4,020,000	$4,181,650
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	2,440,000	2,531,201
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	4,310,000	4,359,721
Eli Lilly & Co., Senior Notes	5.000%	2/9/54	1,400,000	1,325,596
Eli Lilly & Co., Senior Notes	5.100%	2/9/64	1,860,000	1,760,415
Pfizer Inc., Senior Notes	1.700%	5/28/30	3,680,000	3,301,936
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	8,190,000	6,119,405
Total Pharmaceuticals				30,106,425

Total Health Care				99,572,677
Industrials — 2.4%
Aerospace & Defense — 1.0%
Boeing Co., Senior Notes	3.100%	5/1/26	700,000	695,436
Boeing Co., Senior Notes	2.700%	2/1/27	2,840,000	2,783,159
Boeing Co., Senior Notes	2.800%	3/1/27	10,000	9,802
Boeing Co., Senior Notes	3.200%	3/1/29	3,580,000	3,455,426
Boeing Co., Senior Notes	3.250%	2/1/35	1,094,000	949,869
Boeing Co., Senior Notes	3.550%	3/1/38	2,720,000	2,249,702
Boeing Co., Senior Notes	3.750%	2/1/50	1,280,000	946,405
Bombardier Inc., Senior Notes	7.250%	7/1/31	540,000	573,092 (a)
Bombardier Inc., Senior Notes	6.750%	6/15/33	1,200,000	1,253,770 (a)
General Dynamics Corp., Senior Notes	4.250%	4/1/40	1,045,000	956,207
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	510,000	494,161
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	2,230,000	2,181,378
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	4,630,000	3,766,540
Lockheed Martin Corp., Senior Notes	5.200%	2/15/64	1,570,000	1,483,194
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	10,000	9,837
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	8,320,000	8,020,057
RTX Corp., Senior Notes	4.125%	11/16/28	2,820,000	2,818,440
RTX Corp., Senior Notes	2.250%	7/1/30	4,430,000	4,059,144
RTX Corp., Senior Notes	6.000%	3/15/31	850,000	918,029
RTX Corp., Senior Notes	4.500%	6/1/42	3,629,000	3,283,525
RTX Corp., Senior Notes	3.030%	3/15/52	2,200,000	1,451,690
Total Aerospace & Defense				42,358,863
Air Freight & Logistics — 0.2%
DP World Ltd., Senior Notes	6.850%	7/2/37	5,630,000	6,464,600 (h)
Building Products — 0.1%
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	1,960,000	2,031,783 (a)
Commercial Services & Supplies — 0.1%
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	2,120,000	2,174,675 (a)
Waste Connections Inc., Senior Notes	5.000%	3/1/34	2,330,000	2,380,308
Total Commercial Services & Supplies				4,554,983
Ground Transportation — 0.2%
Union Pacific Corp., Senior Notes	2.891%	4/6/36	2,540,000	2,140,024
Union Pacific Corp., Senior Notes	3.839%	3/20/60	2,130,000	1,580,339
Union Pacific Corp., Senior Notes	3.750%	2/5/70	4,395,000	3,062,867
Total Ground Transportation				6,783,230
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Industrial Conglomerates — 0.1%
Honeywell International Inc., Senior Notes	5.000%	3/1/35	2,140,000	$2,176,688
Siemens Funding BV, Senior Notes	4.900%	5/28/32	2,780,000	2,854,490 (a)
Siemens Funding BV, Senior Notes	5.900%	5/28/65	1,030,000	1,118,586 (a)
Total Industrial Conglomerates				6,149,764
Passenger Airlines — 0.6%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	4,100,000	4,279,490 (a)
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	8,910,000	8,953,300
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	1,342,993	1,341,375 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	11.000%	3/12/30	7,507,161	3,195,198 *(a)(i)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	9,000,000	8,868,994 (a)
Total Passenger Airlines				26,638,357
Trading Companies & Distributors — 0.1%
Air Lease Corp., Senior Notes	5.300%	2/1/28	450,000	458,285
Herc Holdings Inc., Senior Notes	7.000%	6/15/30	870,000	904,401 (a)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	870,000	908,886 (a)
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	1,970,000	2,050,914 (a)
Total Trading Companies & Distributors				4,322,486

Total Industrials				99,304,066
Information Technology — 1.6%
Electronic Equipment, Instruments & Components — 0.0%††
EquipmentShare.com Inc., Senior Secured Notes	8.000%	3/15/33	1,330,000	1,422,631 (a)
IT Services — 0.0%††
Mastercard Inc., Senior Notes	3.850%	3/26/50	1,210,000	970,696
Semiconductors & Semiconductor Equipment — 0.9%
Broadcom Inc., Senior Notes	4.150%	11/15/30	1,207,000	1,202,672
Broadcom Inc., Senior Notes	3.137%	11/15/35	10,210,000	8,837,061 (a)
Broadcom Inc., Senior Notes	4.800%	2/15/36	1,900,000	1,894,970
Broadcom Inc., Senior Notes	3.187%	11/15/36	154,000	131,480 (a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	145,000	144,674 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/30	5,930,000	6,256,742 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.875%	1/25/34	2,290,000	2,387,940 (a)
Intel Corp., Senior Notes	4.750%	3/25/50	7,465,000	6,328,013
Intel Corp., Senior Notes	3.050%	8/12/51	610,000	387,330
Micron Technology Inc., Senior Notes	5.300%	1/15/31	3,470,000	3,591,890
Micron Technology Inc., Senior Notes	5.875%	2/9/33	2,791,000	2,965,579
Micron Technology Inc., Senior Notes	6.050%	11/1/35	100,000	106,903
QUALCOMM Inc., Senior Notes	5.000%	5/20/35	2,480,000	2,532,974
Total Semiconductors & Semiconductor Equipment				36,768,228
Software — 0.7%
Oracle Corp., Senior Notes	2.950%	4/1/30	730,000	688,013
Oracle Corp., Senior Notes	4.650%	5/6/30	4,800,000	4,869,008
Oracle Corp., Senior Notes	2.875%	3/25/31	6,350,000	5,832,253
Oracle Corp., Senior Notes	4.800%	9/26/32	1,550,000	1,552,388
Oracle Corp., Senior Notes	5.200%	9/26/35	580,000	583,415
Oracle Corp., Senior Notes	5.875%	9/26/45	1,520,000	1,525,006
Oracle Corp., Senior Notes	3.600%	4/1/50	810,000	570,616
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Software — continued
Oracle Corp., Senior Notes	5.375%	9/27/54	3,400,000	$3,125,498
Oracle Corp., Senior Notes	5.950%	9/26/55	1,370,000	1,366,734
Synopsys Inc., Senior Notes	4.850%	4/1/30	1,720,000	1,752,488
Synopsys Inc., Senior Notes	5.000%	4/1/32	1,360,000	1,390,233
Synopsys Inc., Senior Notes	5.150%	4/1/35	1,140,000	1,160,124
Synopsys Inc., Senior Notes	5.700%	4/1/55	2,290,000	2,312,777
Total Software				26,728,553

Total Information Technology				65,890,108
Materials — 1.6%
Chemicals — 0.5%
EQUATE Petrochemical Co. KSC, Senior Notes	4.250%	11/3/26	4,790,000	4,781,493 (a)
OCP SA, Senior Notes	6.750%	5/2/34	9,390,000	10,218,483 (a)
OCP SA, Senior Notes	5.125%	6/23/51	2,310,000	1,933,181 (a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	3,859,000	3,301,770 (a)
Total Chemicals				20,234,927
Construction Materials — 0.0%††
Amrize Finance US LLC, Senior Notes	4.950%	4/7/30	640,000	654,432 (a)
Amrize Finance US LLC, Senior Notes	5.400%	4/7/35	1,290,000	1,329,663 (a)
Total Construction Materials				1,984,095
Metals & Mining — 0.9%
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	2,334,000	2,402,183
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	1,170,000	1,212,164
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	1,570,000	1,665,888 (a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	200,000	210,403 (a)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	1,940,000	2,050,787 (a)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	2,440,000	2,524,468 (a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	3,232,000	3,114,907
Glencore Finance Canada Ltd., Senior Notes	6.000%	11/15/41	870,000	900,171 (a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	30,000	29,872 (a)
Glencore Funding LLC, Senior Notes	5.673%	4/1/35	5,060,000	5,261,816 (a)
Glencore Funding LLC, Senior Notes	6.141%	4/1/55	2,170,000	2,270,593 (a)
Southern Copper Corp., Senior Notes	7.500%	7/27/35	7,220,000	8,548,061
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	641,000	659,991
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	6,860,000	6,871,870
Total Metals & Mining				37,723,174
Paper & Forest Products — 0.2%
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	10,050,000	9,520,393

Total Materials				69,462,589
Real Estate — 0.1%
Specialized REITs — 0.1%
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	1,780,000	1,811,613 (a)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	520,000	521,684 (a)

Total Real Estate				2,333,297
Utilities — 1.6%
Electric Utilities — 1.4%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	3,100,000	2,782,846 (a)
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electric Utilities — continued
Duke Energy Carolinas LLC, First Mortgage Bonds	5.300%	2/15/40	220,000	$222,638
Exelon Corp., Senior Notes	5.625%	6/15/35	2,726,000	2,846,593
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	6,522,000	6,483,598
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	5,044,000	4,471,270
Florida Power & Light Co., First Mortgage Bonds	5.700%	3/15/55	1,910,000	1,982,274
Georgia Power Co., Senior Notes	5.200%	3/15/35	2,410,000	2,471,338
NRG Energy Inc., Senior Notes	5.750%	1/15/34	1,150,000	1,149,545 (a)(b)
NRG Energy Inc., Senior Notes	6.000%	1/15/36	5,670,000	5,674,358 (a)(b)
NRG Energy Inc., Senior Secured Notes	5.407%	10/15/35	1,700,000	1,706,844 (a)(b)
Oglethorpe Power Corp., First Mortgage Bonds	5.900%	2/1/55	2,340,000	2,370,342
Oncor Electric Delivery Co. LLC, Secured Notes	5.800%	4/1/55	1,630,000	1,680,697 (a)
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.350%	4/1/35	1,320,000	1,366,107 (a)
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	4,340,000	4,172,873
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	3,850,000	3,431,591
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	1,070,000	811,518
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	4,040,000	2,760,398
Progress Energy Inc., Senior Notes	6.000%	12/1/39	4,800,000	5,092,895
RWE Finance US LLC, Senior Notes	5.125%	9/18/35	4,710,000	4,648,794 (a)
Vistra Operations Co. LLC, Senior Notes	6.875%	4/15/32	890,000	931,480 (a)
Total Electric Utilities				57,057,999
Gas Utilities — 0.1%
Snam SpA, Senior Notes	5.000%	5/28/30	1,680,000	1,704,721 (a)
Snam SpA, Senior Notes	5.750%	5/28/35	3,880,000	4,026,502 (a)
Total Gas Utilities				5,731,223
Independent Power and Renewable Electricity Producers — 0.0%††
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	1,337,000	1,416,473 (a)
Multi-Utilities — 0.1%
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	880,000	852,601
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	380,000	303,351
Dominion Energy Inc., Senior Notes	7.000%	6/15/38	1,350,000	1,537,990
Total Multi-Utilities				2,693,942

Total Utilities				66,899,637
Total Corporate Bonds & Notes (Cost — $1,356,005,629)				1,311,812,134
Mortgage-Backed Securities — 25.8%
FHLMC — 7.1%
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	2/1/26- 5/1/27	13,285	13,263
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	8/1/33- 6/1/46	15,273,020	14,504,830
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	11/1/40	23,772,360	19,960,453
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	1/1/41- 4/1/51	84,374,941	72,313,465
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	7/1/47	270,122	266,969
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	1/1/50	914,160	820,808
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	7/1/50- 2/1/52	91,452,974	78,652,056
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	1/1/53- 4/1/54	30,844,992	$31,401,404
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	5/1/53	6,202,554	6,522,594
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	7/1/53- 9/1/53	18,881,285	19,575,951
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.627%)	3.005%	11/1/48	21,713,346	21,235,818 (d)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	3/1/28- 1/1/40	230,836	233,745
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	8/1/33- 3/1/45	8,838,799	8,421,638
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	2/1/43- 5/1/47	27,320,932	24,827,442
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	8/1/47	153,445	147,781
Total FHLMC				298,898,217
FNMA — 13.9%
Federal National Mortgage Association (FNMA)	6.500%	2/1/29- 6/1/35	41,121	42,505
Federal National Mortgage Association (FNMA)	6.000%	5/1/29- 7/1/53	11,727,746	12,181,758
Federal National Mortgage Association (FNMA)	7.000%	8/1/29- 12/1/37	96,286	100,573
Federal National Mortgage Association (FNMA)	7.500%	11/1/29	430	444
Federal National Mortgage Association (FNMA)	3.500%	9/1/33- 12/1/46	30,592,403	28,932,577
Federal National Mortgage Association (FNMA)	5.000%	10/1/33- 7/1/53	35,856,739	36,332,322
Federal National Mortgage Association (FNMA)	3.000%	7/1/35- 3/1/52	114,752,035	104,349,135
Federal National Mortgage Association (FNMA)	5.500%	5/1/37- 9/1/56	37,614,429	38,486,070
Federal National Mortgage Association (FNMA)	2.500%	3/1/38- 2/1/52	97,935,909	85,729,213
Federal National Mortgage Association (FNMA)	2.000%	8/1/40- 3/1/52	83,041,481	69,441,897
Federal National Mortgage Association (FNMA)	4.500%	10/1/41- 8/1/58	15,488,289	15,059,078
Federal National Mortgage Association (FNMA)	1.500%	1/1/42	725,054	611,327
Federal National Mortgage Association (FNMA)	4.000%	4/1/42- 1/1/57	25,411,470	24,128,259
Federal National Mortgage Association (FNMA)	2.500%	10/1/55	4,000,000	3,370,608 (j)
Federal National Mortgage Association (FNMA)	3.500%	10/1/55	18,600,000	16,995,853 (j)
Federal National Mortgage Association (FNMA)	4.000%	10/1/55	(12,717,603)	95,202,281 (j)
Federal National Mortgage Association (FNMA)	4.500%	10/1/55	56,300,000	54,616,192 (j)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.827%)	6.034%	11/1/35	5,573	5,690 (d)
Total FNMA				585,585,782
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

GNMA — 4.8%
Government National Mortgage Association (GNMA)	6.500%	4/15/28- 1/15/39	636,750	$660,756
Government National Mortgage Association (GNMA)	7.000%	8/15/28- 7/15/31	9,356	9,757
Government National Mortgage Association (GNMA)	6.000%	1/15/29- 2/15/37	1,996,973	2,059,971
Government National Mortgage Association (GNMA)	7.500%	12/15/30- 9/15/31	3,410	3,432
Government National Mortgage Association (GNMA)	8.000%	12/15/30	5,102	5,136
Government National Mortgage Association (GNMA)	5.500%	7/15/33- 6/15/36	1,678,617	1,741,177
Government National Mortgage Association (GNMA)	3.000%	9/15/42- 11/15/42	19,155,637	17,518,344
Government National Mortgage Association (GNMA)	4.000%	4/15/47- 3/15/50	16,463,614	16,030,697
Government National Mortgage Association (GNMA)	3.500%	6/15/48- 5/15/50	6,441,577	5,952,736
Government National Mortgage Association (GNMA) II	5.000%	7/20/40- 5/20/53	18,118,104	18,174,006
Government National Mortgage Association (GNMA) II	4.500%	7/20/41- 9/20/52	21,959,688	21,453,310
Government National Mortgage Association (GNMA) II	3.500%	10/20/45- 6/20/52	24,339,836	22,100,863
Government National Mortgage Association (GNMA) II	4.000%	10/20/49- 2/20/50	4,860,250	4,589,496
Government National Mortgage Association (GNMA) II	3.000%	1/20/50- 3/20/52	22,399,121	19,753,868
Government National Mortgage Association (GNMA) II	2.500%	12/20/50- 8/20/51	26,394,480	22,628,383
Government National Mortgage Association (GNMA) II	2.000%	2/20/51	20,057,149	16,110,137
Government National Mortgage Association (GNMA) II	5.500%	7/20/53- 8/20/53	18,145,277	18,377,099
Government National Mortgage Association (GNMA) II	6.000%	9/20/53	14,654,592	15,090,363
Total GNMA				202,259,531

Total Mortgage-Backed Securities (Cost — $1,156,029,177)				1,086,743,530
Collateralized Mortgage Obligations(k) — 15.7%
245 Park Avenue Trust, 2017-245P A	3.508%	6/5/37	9,410,000	9,227,971 (a)
280 Park Avenue Mortgage Trust, 2017-280P E (1 mo. Term SOFR + 2.419%)	6.637%	9/15/34	880,000	853,585 (a)(d)
280 Park Avenue Mortgage Trust, 2017-280P F (1 mo. Term SOFR + 3.127%)	7.345%	9/15/34	1,780,000	1,722,446 (a)(d)
Alternative Loan Trust, 2006-6CB 1A4	5.500%	5/25/36	2,280,971	1,872,998
Alternative Loan Trust, 2006-23CB 2A6, PAC (-4.000 x 1 mo. Term SOFR + 27.942%)	11.310%	8/25/36	2,365,521	1,307,619 (d)
Alternative Loan Trust, 2006-OA9 2A1B (1 mo. Term SOFR + 0.514%)	4.650%	7/20/46	180,515	154,813 (d)
Banc of America Funding Trust, 2015-R2 3A2 (1 mo. Term SOFR + 0.374%)	4.532%	4/29/37	1,833,158	1,829,903 (a)(d)
BANK5, 2023-5YR1 A2	5.779%	4/15/56	4,500,000	4,609,361
Bear Stearns Asset Backed Securities Trust, 2004-AC6 A1	5.750%	11/25/34	1,223,238	1,093,892
Bear Stearns Asset Backed Securities Trust, 2006-AC4 A2 (-4.333 x 1 mo. Term SOFR + 35.754%)	17.738%	7/25/36	1,105,309	1,332,375 (d)
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(k) — continued
Bear Stearns Mortgage Funding Trust, 2007-AR2 A1 (1 mo. Term SOFR + 0.454%)	4.612%	3/25/37	16,096	$14,653 (d)
Benchmark Mortgage Trust, 2019-B12 WMA	4.388%	8/15/52	4,000,000	3,685,013 (a)(d)
Benchmark Mortgage Trust, 2020-IG1 AS	2.909%	9/15/43	13,500,000	11,288,495 (d)
Benchmark Mortgage Trust, 2023-V2 A3	5.812%	5/15/55	4,400,000	4,550,134 (d)
BIG Commercial Mortgage Trust, 2022-BIG F (1 mo. Term SOFR + 5.436%)	9.586%	2/15/39	8,160,000	8,183,746 (a)(d)
BX Commercial Mortgage Trust, 2021-XL2 J (1 mo. Term SOFR + 4.004%)	8.154%	10/15/38	3,500,000	3,512,427 (a)(d)
BX Commercial Mortgage Trust, 2022-LP2 G (1 mo. Term SOFR + 4.106%)	8.256%	2/15/39	9,254,000	9,253,927 (a)(d)
BX Commercial Mortgage Trust, 2024-BIO2 D	7.970%	8/13/41	2,950,000	2,945,354 (a)(d)
BX Commercial Mortgage Trust, 2025-COPT A (1 mo. Term SOFR + 1.750%)	5.900%	8/15/42	4,350,000	4,362,136 (a)(d)
CD Mortgage Trust, 2017-CD3 A4	3.631%	2/10/50	4,000,000	3,885,617
Chevy Chase Funding LLC Mortgage-Backed Certificates Series, 2005-4A A1 (1 mo. Term SOFR + 0.314%)	4.472%	10/25/36	169,379	162,837 (a)(d)
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	9,194,000	8,712,623 (d)
Commercial Mortgage Trust, 2015-DC1 B	4.035%	2/10/48	7,160,000	6,830,246 (d)
Commercial Mortgage Trust, 2020-CX A	2.173%	11/10/46	10,440,000	9,021,669 (a)
CSMC Trust, 2014-USA A2	3.953%	9/15/37	6,435,000	5,909,945 (a)
CSMC Trust, 2022-CNTR A (1 mo. Term SOFR + 3.944%)	8.095%	1/9/28	33,000,000	21,889,418 (a)(d)
DTP Commercial Mortgage Trust, 2023-STE2 A	6.038%	1/15/41	3,110,000	3,195,466 (a)(d)
Extended Stay America Trust, 2021-ESH A (1 mo. Term SOFR + 1.194%)	5.344%	7/15/38	3,836,906	3,839,889 (a)(d)
Extended Stay America Trust, 2025-ESH A (1 mo. Term SOFR + 1.300%)	5.450%	10/15/42	3,790,000	3,811,318 (a)(b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR02 BX, IO	1.666%	8/27/28	15,503,008	615,500 (d)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR07 AX, IO	2.468%	9/27/28	34,072,000	2,006,527 (d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily ML Certificates, 2020- ML07 XUS, IO	2.016%	10/25/36	32,198,168	4,053,105 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily PC REMIC Trust, 2019- RR01 X, IO	1.534%	6/25/28	23,500,000	794,730 (d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K095 XAM, IO	1.368%	6/25/29	6,300,000	273,470 (d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K104 XAM, IO	1.500%	1/25/30	16,296,000	876,114 (d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K159 X1, IO	0.271%	11/25/33	20,769,185	176,148 (d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K737 X1, IO	0.723%	10/25/26	37,521,841	183,392 (d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1520 X1, IO	0.576%	2/25/36	12,867,182	440,072 (d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KC05 X1, IO	1.341%	6/25/27	11,193,799	124,473 (d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2957 ZA, PAC	5.000%	3/15/35	3,436,781	3,532,812
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3422 AI, IO, Step bond (4.650% to 6/1/26 then 5.650%)	4.650%	1/15/38	205,980	2,123
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3639 EY	5.000%	2/15/30	817,675	829,830
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3973 SA, IO (-1.000 x 30 Day Average SOFR + 6.376%)	2.003%	12/15/41	1,526,423	166,391 (d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4054 SA, IO (-1.000 x 30 Day Average SOFR + 5.936%)	1.563%	8/15/39	1,067,356	84,701 (d)
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(k) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4146 DI, IO	3.000%	12/15/31	476,368	$12,547
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4391 MZ	3.000%	9/15/44	10,706,045	9,703,002
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4992 PI, IO, PAC	2.500%	7/25/50	8,928,906	1,187,767
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5063 AI, IO	2.000%	1/25/51	19,374,807	2,620,022
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5129 KI, IO	4.000%	11/25/49	7,187,550	1,202,632
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5168 CI, IO	4.000%	11/25/51	8,320,248	1,662,069
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5179 GI, IO	2.500%	1/25/52	18,165,392	3,119,897
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5180 IN, IO	3.000%	7/25/51	16,957,496	3,352,098
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5206 IJ, IO	4.000%	4/15/48	3,642,755	748,166
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5261 IB, IO	3.000%	1/25/50	7,960,432	1,324,094
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5282 GI, IO	4.000%	2/25/50	15,533,135	3,321,632
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5397 IC, IO	3.500%	4/25/52	22,860,679	3,988,141
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5482 FC (30 Day Average SOFR + 1.300%)	5.656%	12/25/54	4,744,040	4,757,772 (d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5483 FD (30 Day Average SOFR + 1.300%)	5.656%	12/25/54	4,276,503	4,299,031 (d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA2 B1 (30 Day Average SOFR + 3.400%)	7.756%	8/25/33	10,010,000	11,102,191 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	7.406%	1/25/34	13,330,000	14,150,560 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA5 M1B (30 Day Average SOFR + 4.500%)	8.856%	6/25/42	16,500,000	17,463,620 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA5 M2 (30 Day Average SOFR + 6.750%)	11.106%	6/25/42	7,600,000	8,289,986 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA6 M1B (30 Day Average SOFR + 3.700%)	8.056%	9/25/42	5,000,000	5,257,979 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2023-DNA2 B1 (30 Day Average SOFR + 7.600%)	11.948%	4/25/43	5,000,000	5,635,926 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 M1	4.000%	8/25/56	1,499,450	1,494,177 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2024-1 MT	3.000%	11/25/63	8,604,128	7,284,465
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	49,571	1,033
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 30 Day Average SOFR + 5.986%)	1.613%	8/15/44	3,092,632	334,724 (d)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 390 C14, IO	4.000%	11/15/52	3,529,840	869,407
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 390 C17, IO	4.500%	11/15/52	626,992	162,488
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 400 C1, IO	1.500%	2/25/52	5,869,686	614,170
Federal National Mortgage Association (FNMA) — CAS, 2019-R05 1B1 (30 Day Average SOFR + 4.214%)	8.571%	7/25/39	3,172,390	3,235,162 (a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2020-R02 2B1 (30 Day Average SOFR + 3.114%)	7.471%	1/25/40	2,450,000	2,507,125 (a)(d)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	4,450,198	4,331,191
Federal National Mortgage Association (FNMA) ACES, 2020-M6 A	2.500%	10/25/37	2,933,011	2,637,630
Federal National Mortgage Association (FNMA) REMIC, 2010-27 AS, IO (-1.000 x 30 Day Average SOFR + 6.366%)	2.009%	4/25/40	720,630	74,055 (d)
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	349,587	362,485
Federal National Mortgage Association (FNMA) REMIC, 2012-46 BA	6.000%	5/25/42	1,316,683	1,386,071
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(k) — continued
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	1,934,422	$2,101,424
Federal National Mortgage Association (FNMA) REMIC, 2012-74 OA, PO	0.000%	3/25/42	87,834	80,460
Federal National Mortgage Association (FNMA) REMIC, 2012-75 AO, PO	0.000%	3/25/42	52,557	48,143
Federal National Mortgage Association (FNMA) REMIC, 2012-118 VZ	3.000%	11/25/42	8,070,324	7,445,457
Federal National Mortgage Association (FNMA) REMIC, 2012-134 MS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	1.679%	12/25/42	891,062	110,470 (d)
Federal National Mortgage Association (FNMA) REMIC, 2012-134 SK, IO (-1.000 x 30 Day Average SOFR + 6.036%)	1.679%	12/25/42	2,865,902	344,773 (d)
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	1,855,316	318,738
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	1.679%	6/25/43	2,032,309	233,586 (d)
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 30 Day Average SOFR + 5.836%)	1.479%	12/25/43	4,534,435	512,476 (d)
Federal National Mortgage Association (FNMA) REMIC, 2014-6 Z	2.500%	2/25/44	8,895,440	7,910,372
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	8,715,832	7,816,455
Federal National Mortgage Association (FNMA) REMIC, 2016-23 ST, IO (-1.000 x 30 Day Average SOFR + 5.886%)	1.529%	11/25/45	7,014,730	726,455 (d)
Federal National Mortgage Association (FNMA) REMIC, 2016-61 BS, IO (-1.000 x 30 Day Average SOFR + 5.986%)	1.629%	9/25/46	2,617,892	172,564 (d)
Federal National Mortgage Association (FNMA) REMIC, 2020-45 AI, IO	4.000%	7/25/50	7,795,825	1,566,682
Federal National Mortgage Association (FNMA) REMIC, 2021-3 NI, IO	2.500%	2/25/51	11,442,319	1,749,693
Federal National Mortgage Association (FNMA) REMIC, 2021-3 QI, IO	2.500%	2/25/51	33,694,083	5,678,646
Federal National Mortgage Association (FNMA) REMIC, 2021-8 DI, IO, PAC	3.500%	3/25/51	3,940,105	872,145
Federal National Mortgage Association (FNMA) REMIC, 2021-28 LB	2.000%	4/25/51	6,970,243	5,814,396
Federal National Mortgage Association (FNMA) REMIC, 2024-18 IO, IO	4.000%	11/25/49	6,980,698	1,195,274
Federal National Mortgage Association (FNMA) REMIC, 2024-22 IC, IO	2.500%	10/25/51	22,887,871	3,095,363
Federal National Mortgage Association (FNMA) STRIPS, 384 14, IO	5.500%	1/25/40	189,536	31,776
Federal National Mortgage Association (FNMA) STRIPS, 427 C73, IO	3.000%	12/25/48	42,791,347	7,080,273
Federal National Mortgage Association (FNMA) STRIPS, 440 C6, IO	2.000%	10/25/52	2,838,143	366,348
First Horizon Alternative Mortgage Securities Trust, 2007-FA3 A1 (1 mo. Term SOFR + 0.444%)	4.602%	6/25/37	6,397,147	1,376,745 (d)
FREMF Mortgage Trust, 2019-K103 X2A, IO	0.100%	12/25/51	670,775,370	2,212,989 (a)
Government National Mortgage Association (GNMA), 2006-16 GS, IO (-1.000 x 1 mo. Term SOFR + 6.876%)	2.740%	4/20/36	228,157	11,968 (d)
Government National Mortgage Association (GNMA), 2007-51 SG, IO (-1.000 x 1 mo. Term SOFR + 6.466%)	2.330%	8/20/37	928,329	8,445 (d)
Government National Mortgage Association (GNMA), 2010-116 MH	5.000%	7/20/40	16,502,999	16,945,423
Government National Mortgage Association (GNMA), 2012-152 IO, IO	0.694%	1/16/54	13,740,151	405,759 (d)
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.064%	10/16/48	18,780,493	34,323 (d)
Government National Mortgage Association (GNMA), 2013-72 IO, IO	0.566%	11/16/47	6,598,287	134,295 (d)
Government National Mortgage Association (GNMA), 2013-150 IA, IO	0.282%	11/20/42	655,720	34,596 (d)
Government National Mortgage Association (GNMA), 2014-17 AM	3.535%	6/16/48	224,614	217,501 (d)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	7,393	27
Government National Mortgage Association (GNMA), 2014-176 IA, IO	4.000%	11/20/44	243,094	42,810
Government National Mortgage Association (GNMA), 2016-21 ST, IO (-1.000 x 1 mo. Term SOFR + 6.036%)	1.900%	2/20/46	9,274,024	1,117,035 (d)
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	1,754,382	343,305
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(k) — continued
Government National Mortgage Association (GNMA), 2016-113 IO, IO	1.139%	2/16/58	8,686,720	$527,650 (d)
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. Term SOFR + 5.986%)	1.839%	10/16/46	4,150,087	561,173 (d)
Government National Mortgage Association (GNMA), 2016-152 IO, IO	0.768%	8/15/58	13,939,099	535,125 (d)
Government National Mortgage Association (GNMA), 2017-7 IO, IO	0.542%	12/16/58	25,463,238	712,619 (d)
Government National Mortgage Association (GNMA), 2017-8 IO, IO	0.444%	8/16/58	11,634,567	218,594 (d)
Government National Mortgage Association (GNMA), 2017-28 IO, IO	0.677%	2/16/57	13,041,367	477,448 (d)
Government National Mortgage Association (GNMA), 2017-53 IO, IO	0.523%	11/16/56	20,758,062	571,191 (d)
Government National Mortgage Association (GNMA), 2017-111 IO, IO	0.526%	2/16/59	4,398,992	132,767 (d)
Government National Mortgage Association (GNMA), 2017-132 IA, IO	4.500%	9/20/47	1,551,888	281,903
Government National Mortgage Association (GNMA), 2017-145 IO, IO	0.503%	4/16/57	19,934,261	484,301 (d)
Government National Mortgage Association (GNMA), 2017-157 IO, IO	0.520%	12/16/59	13,943,248	457,178 (d)
Government National Mortgage Association (GNMA), 2017-171 IO, IO	0.652%	9/16/59	10,351,499	387,240 (d)
Government National Mortgage Association (GNMA), 2017-H11 IO, IO	2.265%	5/20/67	12,189,548	419,613 (d)
Government National Mortgage Association (GNMA), 2017-H15 KI, IO	2.276%	7/20/67	15,153,837	819,491 (d)
Government National Mortgage Association (GNMA), 2017-H18 BI, IO	1.361%	9/20/67	10,001,120	277,067 (d)
Government National Mortgage Association (GNMA), 2017-H20 IB, IO	2.343%	10/20/67	4,851,335	148,390 (d)
Government National Mortgage Association (GNMA), 2017-H22 IC, IO	2.580%	11/20/67	1,076,202	38,684 (d)
Government National Mortgage Association (GNMA), 2018-37 QA	2.750%	3/20/48	2,475,646	2,224,803
Government National Mortgage Association (GNMA), 2018-H17 DI, IO	1.900%	9/20/68	26,647,496	1,067,389 (d)
Government National Mortgage Association (GNMA), 2019-137 PI, IO, PAC	3.500%	11/20/49	2,339,174	452,041
Government National Mortgage Association (GNMA), 2019-H16 ID, IO	1.422%	10/20/69	17,626,680	998,932 (d)
Government National Mortgage Association (GNMA), 2020-118 IO, IO	0.884%	6/16/62	20,490,523	1,284,231 (d)
Government National Mortgage Association (GNMA), 2020-155 IO, IO	1.271%	9/16/60	18,906,373	1,680,340 (d)
Government National Mortgage Association (GNMA), 2021-21 AH	1.400%	6/16/63	23,988,876	18,621,463
Government National Mortgage Association (GNMA), 2021-63 IO, IO	0.816%	4/16/61	22,455,335	1,328,931 (d)
Government National Mortgage Association (GNMA), 2021-110 IO, IO	0.875%	11/16/63	10,920,503	738,707 (d)
Government National Mortgage Association (GNMA), 2021-134 HI, IO	1.433%	6/16/61	25,945,138	2,403,280 (d)
Government National Mortgage Association (GNMA), 2021-159 JI, IO, PAC	2.500%	6/20/51	4,389,597	396,120
Government National Mortgage Association (GNMA), 2021-191 NI, IO	3.000%	10/20/51	1,422,727	284,189
Government National Mortgage Association (GNMA), 2021-218 IO, IO	0.965%	10/16/61	2,730,729	201,233 (d)
Government National Mortgage Association (GNMA), 2022-4 Z	1.900%	3/16/64	2,588,829	1,069,241
Government National Mortgage Association (GNMA), 2023-80 IA, IO	4.500%	10/20/47	8,916,528	1,667,865
Government National Mortgage Association (GNMA), 2023-92 AH	2.000%	6/16/64	35,182,765	26,595,926
Government National Mortgage Association (GNMA), 2024-151 KS, IO (-1.000 x 30 Day Average SOFR + 6.050%)	1.661%	9/20/54	3,716,196	375,547 (d)
Government National Mortgage Association (GNMA), 2025-55 SD, IO (-1.000 x 30 Day Average SOFR + 5.950%)	1.561%	3/20/55	15,368,391	1,497,622 (d)
Government National Mortgage Association (GNMA), 2025-95 SB, IO (-1.000 x 30 Day Average SOFR + 5.800%)	1.411%	5/20/55	17,522,581	1,608,350 (d)
Government National Mortgage Association (GNMA), 2025-108 SC, IO (-1.000 x 30 Day Average SOFR + 5.880%)	1.491%	6/20/55	29,204,420	2,794,378 (d)
Government National Mortgage Association (GNMA), 2025-114 WS, IO (-1.000 x 30 Day Average SOFR + 5.150%)	0.761%	7/20/55	19,932,173	925,271 (d)
Government National Mortgage Association (GNMA), 2025-141 SE, IO (-1.000 x 30 Day Average SOFR + 5.850%)	1.461%	8/20/55	20,600,284	1,931,147 (d)
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(k) — continued
Government National Mortgage Association (GNMA), 2025-159 GS, IO (-1.000 x 30 Day Average SOFR + 6.570%)	2.230%	9/20/55	7,900,000	$823,238 (d)
GreenPoint Mortgage Funding Trust, 2005-AR4 1A2A (1 mo. Term SOFR + 0.754%)	4.912%	10/25/45	600,540	591,053 (d)
GreenPoint Mortgage Funding Trust, 2006-AR3 3A1 (1 mo. Term SOFR + 0.574%)	4.732%	4/25/36	55,559	55,277 (d)
GS Mortgage Securities Corp. II, 2024-70P E	9.263%	3/10/41	8,125,000	8,431,023 (a)(d)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. Term SOFR + 4.747%)	8.897%	11/15/32	10,448,000	10,404,939 (a)(d)
GS Mortgage Securities Corp. Trust, 2018-SRP5 A (1 mo. Term SOFR + 1.847%)	5.998%	9/15/31	12,629,252	9,843,516 (a)(d)
GS Mortgage Securities Trust, 2015-GC30 B	4.113%	5/10/50	11,340,000	10,815,525 (d)
GS Mortgage Securities Trust, 2017-GS8 A4	3.469%	11/10/50	4,690,000	4,607,533
GS Mortgage-Backed Securities Trust, 2022-NQM1 A4	4.000%	5/25/62	9,926,695	9,235,437 (a)(d)
GS Mortgage-Backed Securities Trust, 2025-NQM4 A2	5.310%	10/25/65	6,241,000	6,253,539 (a)
GSR Mortgage Loan Trust, 2005-AR7 1A1	6.120%	11/25/35	501,870	254,958 (d)
HarborView Mortgage Loan Trust, 2005-3 2A1A (1 mo. Term SOFR + 0.594%)	4.728%	6/19/35	910,579	891,988 (d)
HarborView Mortgage Loan Trust, 2005-7 1A1 (Enterprise 11th District COFI Replacement Index + 1.850%)	4.783%	6/19/45	1,747,411	784,548 (d)
HarborView Mortgage Loan Trust, 2006-13 A (1 mo. Term SOFR + 0.294%)	4.428%	11/19/46	71,182	49,634 (d)
HOMES Trust, 2023-NQM1 A1	6.182%	1/25/68	6,344,360	6,350,074 (a)
IndyMac INDX Mortgage Loan Trust, 2005-AR13 1A1	3.998%	8/25/35	96,738	43,066 (d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (PRIME + 0.693%)	8.193%	5/15/28	10,175,200	8,425,575 (a)(d)
JPMorgan Mortgage Trust, 2022-LTV1 A3	3.514%	7/25/52	10,422,590	9,349,052 (a)(d)
Legacy Mortgage Asset Trust, 2021-GS1 A1	5.892%	10/25/66	8,583,311	8,590,323 (a)
MASTR Adjustable Rate Mortgages Trust, 2004-6 5A1	6.534%	7/25/34	24,168	23,712 (d)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. Term SOFR + 0.324%)	4.482%	4/25/46	58,868	54,564 (d)
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. Term SOFR + 0.464%)	4.622%	5/25/35	1,531,405	738,201 (a)(d)
MF1 LLC, 2022-FL10 A (1 mo. Term SOFR + 2.635%)	6.769%	9/17/37	6,583,265	6,592,155 (a)(d)
MHC Commercial Mortgage Trust, 2021-MHC E (1 mo. Term SOFR + 2.215%)	6.365%	4/15/38	127,200	127,419 (a)(d)
Morgan Stanley Mortgage Loan Trust, 2005-3AR 2A2	3.582%	7/25/35	439,640	393,437 (d)
Morgan Stanley Residential Mortgage Loan Trust, 2025-SPL1 A3	4.250%	2/25/65	8,000,000	7,719,730 (a)
Mortgage Loan Resecuritization Trust, 2009-RS1 A85 (1 mo. Term SOFR + 0.454%)	4.735%	4/16/36	15,226,537	14,968,132 (a)(d)
Multifamily Trust, 2016-1 B	9.625%	4/25/46	1,109,158	1,104,575 (a)(d)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2005-AP2 A5	5.476%	5/25/35	38,454	18,464
NRTH Mortgage Trust, 2024-PARK A (1 mo. Term SOFR + 1.641%)	5.791%	3/15/39	3,540,000	3,536,989 (a)(d)
PFP Ltd., 2024-11 A (1 mo. Term SOFR + 1.832%)	6.050%	9/17/39	4,650,615	4,652,812 (a)(d)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	7,117,141	6,099,637 (a)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	10,366,076	8,805,254 (a)(d)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	303,442	98,411
RBSSP Resecuritization Trust, 2009-12 9A2	4.608%	3/25/36	3,422,779	2,294,213 (a)(d)
Reperforming Loan REMIC Trust, 2006-R2 AS, IO	1.516%	7/25/36	3,868,802	156,166 (a)(d)
Santander Mortgage Asset Receivable Trust, 2025-NQM5 A3	5.473%	8/25/65	4,000,000	4,012,541 (a)
SCOTT Trust, 2023-SFS A	5.910%	3/10/40	9,300,000	9,569,502 (a)
SHOW Trust, 2022 BIZ A (1 mo. Term SOFR + 2.984%)	7.202%	1/15/27	10,600,000	7,511,894 (a)(d)
Soho Trust, 2021-SOHO B	2.786%	8/10/38	6,280,000	4,862,751 (a)(d)
Structured Adjustable Rate Mortgage Loan Trust, 2004-8 1A1	0.000%	7/25/34	294	289 (d)
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(k) — continued
Structured Asset Mortgage Investments II Trust, 2006-AR6 1A1 (1 mo. Term SOFR + 0.474%)	4.632%	7/25/46	58,539	$50,804 (d)
SunTrust Alternative Loan Trust, 2006-1F 3A (1 mo. Term SOFR + 0.464%)	4.622%	4/25/36	15,437,859	3,584,990 (d)
UBS Commercial Mortgage Trust, 2017-C1 A4	3.460%	6/15/50	4,740,000	4,682,878
UBS Commercial Mortgage Trust, 2017-C3 A4	3.426%	8/15/50	4,700,000	4,587,832
UBS Commercial Mortgage Trust, 2018-C11 A3	4.312%	6/15/51	601,510	599,722
VLS Commercial Mortgage Trust, 2020-LAB A	2.130%	10/10/42	17,345,000	14,853,538 (a)
Wells Fargo Commercial Mortgage Trust, 2017-C41 XA, IO	1.301%	11/15/50	28,664,910	527,907 (d)
Wells Fargo Commercial Mortgage Trust, 2018-C44 A5	4.212%	5/15/51	4,630,000	4,605,404
Wells Fargo Commercial Mortgage Trust, 2022-JS2 G	3.569%	12/15/39	10,000,000	7,431,864 (a)(d)
Wells Fargo Commercial Mortgage Trust, 2024-C63 A5	5.309%	8/15/57	2,500,000	2,592,905

Total Collateralized Mortgage Obligations (Cost — $716,770,428)				659,726,199
			Face Amount†/ Units
Asset-Backed Securities — 7.6%
AIMCO CLO Ltd., 2021-15A AR (3 mo. Term SOFR + 1.200%)	5.522%	4/17/38	11,560,000	11,588,912 (a)(d)
AIMCO CLO Ltd., 2024-22A A (3 mo. Term SOFR + 1.500%)	5.825%	4/19/37	5,350,000	5,369,066 (a)(d)
Avis Budget Rental Car Funding AESOP LLC, 2025-4A A	4.400%	2/20/32	2,130,000	2,122,631 (a)
Bear Stearns Asset-Backed Securities Trust, 2005-CL1 A1 (1 mo. Term SOFR + 0.614%)	2.709%	9/25/34	230,942	231,386 (d)
BlueMountain CLO Ltd., 2021-31A A1 (3 mo. Term SOFR + 1.412%)	5.737%	4/19/34	970,000	971,192 (a)(d)
CIFC Funding Ltd., 2015-4A A1A2 (3 mo. Term SOFR + 1.332%)	5.657%	4/20/34	4,700,000	4,705,927 (a)(d)
CLI Funding LLC, 2024-1A A	5.630%	7/20/49	7,423,867	7,493,124 (a)
College Ave Student Loans LLC, 2019-A A1 (1 mo. Term SOFR + 1.514%)	5.672%	12/28/48	8,756,392	8,791,542 (a)(d)
College Ave Student Loans LLC, 2024-B A1A	5.690%	8/25/54	5,418,842	5,569,098 (a)
Conseco Finance Corp., 1999-3 A9	6.530%	2/1/31	3,870,285	3,507,317 (d)
DB Master Finance LLC, 2021-1A A23	2.791%	11/20/51	7,613,375	6,777,631 (a)
Elmwood CLO Ltd., 2019-1A A1RR (3 mo. Term SOFR + 1.520%)	5.845%	4/20/37	10,000,000	10,035,995 (a)(d)
Fortress Credit BSL Ltd., 2025-1A A (3 mo. Term SOFR + 1.270%)	5.563%	4/20/38	6,390,000	6,410,530 (a)(d)
GMAC Mortgage Corp. Loan Trust, 2004-HE3 A2VN (1 mo. Term SOFR + 0.614%)	4.772%	10/25/34	501,749	479,964 (a)(d)
GSRPM Mortgage Loan Trust, 2007-1 A (1 mo. Term SOFR + 0.514%)	4.672%	10/25/46	3,305,123	3,111,301 (a)(d)
HalseyPoint CLO Ltd., 2020-3A A1R (3 mo. Term SOFR + 1.480%)	5.790%	7/30/37	10,000,000	10,032,077 (a)(d)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	5,594,769	4,925,909 (a)
Jimmy Johns Funding LLC, 2017-1A A2II	4.846%	7/30/47	6,020,980	6,001,182 (a)
Kings Park CLO Ltd., 2021-1A A (3 mo. Term SOFR + 1.392%)	5.717%	1/21/35	9,910,000	9,929,820 (a)(d)
Loanpal Solar Loan Ltd., 2020-3GS A	2.470%	12/20/47	10,600,625	8,983,684 (a)
Loanpal Solar Loan Ltd., 2021-1GS A	2.290%	1/20/48	2,289,934	1,923,407 (a)
Long Beach Mortgage Loan Trust, 2006-9 2A3 (1 mo. Term SOFR + 0.434%)	4.592%	10/25/36	2,931,670	917,045 (d)
Lunar Structured Aircraft Portfolio Notes, 2021-1 A	2.636%	10/15/46	7,136,869	6,751,043 (a)
M&T Equipment Notes, 2024-1A A4	4.940%	8/18/31	9,460,000	9,651,777 (a)
Magnetite Ltd., 2021-29A BR (3 mo. Term SOFR + 1.750%)	6.068%	7/15/37	4,840,000	4,862,396 (a)(d)
Morgan Stanley Resecuritization Trust, 2015-R7 1BXA	7.060%	2/26/29	8,115,407	7,332,303 (a)(d)
National Collegiate Student Loan Trust, 2005-2 A51 (1 mo. Term SOFR + 0.484%)	4.642%	6/25/33	2,734,867	2,714,376 (d)
National Collegiate Student Loan Trust, 2006-4 A4 (1 mo. Term SOFR + 0.424%)	4.582%	5/25/32	542,678	542,417 (d)
Oak Street Investment Grade Net Lease Fund, 2020-1A A1	1.850%	11/20/50	5,201,905	4,990,429 (a)
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Octagon Ltd., 2022-1A A1R (3 mo. Term SOFR + 1.750%)	5.935%	11/16/36	25,000,000	$25,045,125 (a)(d)
Option One Mortgage Loan Trust, 2007-FXD2 1A1	5.820%	3/25/37	12,274,132	11,161,466
Origen Manufactured Housing Contract Trust, 2007-A A2	6.605%	4/15/37	2,173,526	2,024,537 (d)
Palmer Square CLO Ltd., 2021-1A A1AR (3 mo. Term SOFR + 1.150%)	5.475%	4/20/38	9,460,000	9,476,240 (a)(d)
Rad CLO Ltd., 2023-22A A1 (3 mo. Term SOFR + 1.830%)	6.155%	1/20/37	24,500,000	24,567,375 (a)(d)
Renaissance Home Equity Loan Trust, 2003-4 A3 (1 mo. Term SOFR + 1.354%)	5.512%	3/25/34	3,138,134	2,873,719 (d)
Sagard-Halseypoint CLO Ltd., 2024-8A A1 (3 mo. Term SOFR + 1.390%)	5.700%	1/30/38	2,190,000	2,200,678 (a)(d)
SEB Funding LLC, 2024-1A A2	7.386%	4/30/54	14,060,000	14,396,273 (a)
Silver Point CLO Ltd., 2025-8A A1 (3 mo. Term SOFR + 1.210%)	5.432%	4/15/38	9,410,000	9,433,635 (a)(d)
SMB Private Education Loan Trust, 2015-C R	21.497%	9/18/46	24,595	6,456,025 (a)(l)
SMB Private Education Loan Trust, 2025-B A1A	5.020%	3/17/53	4,896,324	4,956,735 (a)
SpringCastle America Funding LLC, 2020-AA A	1.970%	9/25/37	5,244,384	4,971,287 (a)
Store Master Funding, 2023-1A A1	6.190%	6/20/53	6,384,633	6,432,361 (a)
Store Master Funding, 2024-1A A2	5.700%	5/20/54	10,445,483	10,702,752 (a)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. Term SOFR + 0.334%)	4.492%	2/25/36	1,070,507	19,304 (a)(d)
Structured Asset Securities Corp. Trust, 2005-SC1 1A2	7.326%	5/25/31	2,551,164	1,831,872 (a)(d)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	2,131,507	2,040,632 (a)
Sunrun Demeter Issuer LLC, 2021-2A A	2.270%	1/30/57	5,230,153	4,711,322 (a)
Sycamore Tree CLO Ltd., 2025-6A A1 (3 mo. Term SOFR + 1.200%)	5.525%	4/20/38	8,200,000	8,210,250 (a)(d)
Taco Bell Funding LLC, 2025-1A A2I	4.821%	8/25/55	3,730,000	3,747,045 (a)
Thrust Engine Leasing DAC, 2021-1A A	4.163%	7/15/40	9,669,631	9,511,129 (a)

Total Asset-Backed Securities (Cost — $355,990,240)				321,493,243
			Face Amount†
U.S. Government & Agency Obligations — 6.7%
U.S. Government Obligations — 6.7%
U.S. Treasury Bonds	4.750%	2/15/41	31,090,000	31,903,684
U.S. Treasury Bonds	4.750%	11/15/43	940,000	950,281 (m)
U.S. Treasury Bonds	3.625%	2/15/44	33,156,000	28,790,028 (m)(n)
U.S. Treasury Bonds	5.000%	5/15/45	6,340,000	6,585,180
U.S. Treasury Bonds	2.875%	8/15/45	52,040,000	39,557,515 (n)
U.S. Treasury Bonds	3.000%	2/15/49	26,870,000	20,124,685
U.S. Treasury Bonds	2.000%	2/15/50	2,000,000	1,196,445
U.S. Treasury Bonds	4.750%	11/15/53	13,156,000	13,182,209
U.S. Treasury Bonds	4.250%	2/15/54	6,490,000	5,992,349
U.S. Treasury Bonds	4.250%	8/15/54	12,420,000	11,469,094
U.S. Treasury Bonds	4.500%	11/15/54	2,350,000	2,263,344
U.S. Treasury Bonds	4.625%	2/15/55	1,050,000	1,032,445
U.S. Treasury Bonds	4.750%	5/15/55	3,240,000	3,251,137
U.S. Treasury Notes	3.875%	5/31/27	2,160,000	2,167,678
U.S. Treasury Notes	3.875%	6/30/30	890,000	895,528
U.S. Treasury Notes	3.875%	7/31/30	2,890,000	2,907,837
U.S. Treasury Notes	3.625%	9/30/30	620,000	616,876
U.S. Treasury Notes	4.125%	5/31/32	1,110,000	1,124,222
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
U.S. Government Obligations — continued
U.S. Treasury Notes	4.000%	6/30/32	53,730,000	$54,016,490
U.S. Treasury Notes	4.250%	5/15/35	3,210,000	3,240,094
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	152,060,000	48,468,923

Total U.S. Government & Agency Obligations (Cost — $337,414,665)				279,736,044
Sovereign Bonds — 4.2%
Argentina — 0.3%
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	3,995,921	2,703,240
Argentine Republic Government International Bond, Senior Notes, Step bond (4.125% to 7/9/27 then 4.750%)	4.125%	7/9/35	120,000	62,940
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	12,906,637	7,566,516 (a)
Total Argentina				10,332,696
Bahamas — 0.0%††

Bahamas Government International Bond, Senior Notes	8.250%	6/24/36	1,610,000	1,741,312 (a)
Brazil — 2.0%
Brazil Letras do Tesouro Nacional	0.000%	1/1/26	77,209,000 BRL	14,007,544
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	140,000,000 BRL	25,187,538
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	245,741,000 BRL	38,927,653
Brazilian Government International Bond, Senior Notes	6.125%	3/15/34	7,580,000	7,765,710
Total Brazil				85,888,445
Egypt — 0.2%

Egypt Government International Bond, Senior Notes	7.053%	1/15/32	7,390,000	7,140,658 (h)
Mexico — 0.4%

Eagle Funding Luxco Sarl, Senior Notes	5.500%	8/17/30	17,520,000	17,796,991 (a)
Nigeria — 0.2%

Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	7,670,000	7,592,816 (a)
Peru — 0.1%

Peruvian Government International Bond, Senior Notes	5.375%	2/8/35	4,770,000	4,870,170
Supranational — 1.0%

Inter-American Development Bank, Senior Notes	7.350%	10/6/30	3,547,000,000 INR	41,002,978
Uruguay — 0.0%††
Uruguay Government International Bond, Senior Notes	7.875%	1/15/33	1	1

Total Sovereign Bonds (Cost — $174,143,047)				176,366,067
Senior Loans — 2.1%
Communication Services — 0.1%
Entertainment — 0.1%
UFC Holdings LLC, Term Loan B5 (2 mo. Term SOFR + 2.000%)	6.038%	11/21/31	3,711,350	3,721,148 (d)(o)(p)
Media — 0.0%††
Nexstar Media Inc., Term Loan B5 (1 mo. Term SOFR + 2.500%)	6.663%	6/28/32	2,503,725	2,503,500 (d)(o)(p)

Total Communication Services				6,224,648
Consumer Discretionary — 0.4%
Automobile Components — 0.0%††
Clarios Global LP, 2024 Term Loan B (1 mo. Term SOFR + 2.500%)	6.663%	5/6/30	1,325,336	1,327,615 (d)(o)(p)
Automobiles — 0.1%
Belron Finance LLC, 2031 Dollar Term Loan (3 mo. Term SOFR + 2.500%)	6.742%	10/16/31	3,711,327	3,734,541 (d)(o)(p)
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Broadline Retail — 0.1%
Peer Holding III BV, Term Loan B5 (3 mo. Term SOFR + 2.500%)	6.502%	7/1/31	2,477,519	$2,483,205 (d)(o)(p)
Hotels, Restaurants & Leisure — 0.2%
Alterra Mountain Co., Term Loan Facility B9 (1 mo. Term SOFR + 2.500%)	6.663%	8/17/28	10,638	10,669 (d)(o)(p)
Caesars Entertainment Inc., Incremental Term Loan B1 (1 mo. Term SOFR + 2.250%)	6.413%	2/6/31	176,426	176,243 (d)(o)(p)
Caesars Entertainment Inc., Term Loan B (1 mo. Term SOFR + 2.250%)	6.413%	2/6/30	2,474,817	2,474,161 (d)(o)(p)
Flutter Entertainment Public Ltd. Co., 2024 Term Loan B (3 mo. Term SOFR + 1.750%)	5.752%	11/30/30	1,369,530	1,367,476 (d)(o)(p)
Light and Wonder International Inc., Term Loan B2 (1 mo. Term SOFR + 2.250%)	6.393%	4/14/29	2,554,885	2,565,271 (d)(o)(p)
PCI Gaming Authority, 2024 Term Loan B (1 mo. Term SOFR + 2.000%)	6.163%	7/18/31	2,031,852	2,030,267 (d)(o)(p)
Total Hotels, Restaurants & Leisure				8,624,087
Specialty Retail — 0.0%††
Harbor Freight Tools USA Inc., Initial Term Loan	6.413%	6/11/31	1,653,446	1,626,495 (d)(o)(p)

Total Consumer Discretionary				17,795,943
Consumer Staples — 0.1%
Beverages — 0.1%
Triton Water Holdings Inc., 2025 Refinancing Term Loan (3 mo. Term SOFR + 2.250%)	6.252%	3/31/28	2,544,726	2,547,169 (d)(o)(p)

Financials — 0.8%
Capital Markets — 0.2%
Focus Financial Partners LLC, Incremental Term Loan B (1 mo. Term SOFR + 2.750%)	6.913%	9/15/31	4,955,037	4,961,826 (d)(o)(p)
GIP Pilot Acquisition Partners LP, Amendment No. 2 Refinancing Term Loan (3 mo. Term SOFR + 2.000%)	6.286%	10/4/30	2,447,939	2,449,468 (d)(o)(p)
Total Capital Markets				7,411,294
Financial Services — 0.4%
Boost Newco Borrower LLC, Term Loan B2 (3 mo. Term SOFR + 2.000%)	6.002%	1/31/31	1,293,226	1,296,595 (d)(o)(p)
Citadel Securities LP, 2024 Term Loan Facility (1 mo. Term SOFR + 2.000%)	6.163%	10/31/31	5,563,110	5,579,827 (d)(o)(p)
Jane Street Group LLC, Extended Term Loan (3 mo. Term SOFR + 2.000%)	6.199%	12/15/31	4,953,995	4,924,593 (d)(o)(p)
TransUnion LLC, 2024 Refinancing Term Loan B8 (1 mo. Term SOFR + 1.750%)	5.913%	6/24/31	3,750,490	3,751,672 (d)(o)(p)
Total Financial Services				15,552,687
Insurance — 0.1%
AmWINS Group Inc., Initial Term Loan (3 mo. Term SOFR + 2.250%)	6.252%	1/30/32	2,477,519	2,479,117 (d)(o)(p)
Asurion LLC, New Term Loan B11 (1 mo. Term SOFR + 4.350%)	8.513%	8/21/28	3,873,754	3,890,431 (d)(o)(p)
Asurion LLC, New Term Loan B12 (1 mo. Term SOFR + 4.250%)	8.413%	9/19/30	252,623	252,069 (d)(o)(p)
Total Insurance				6,621,617
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Starwood Property Mortgage LLC, 2025 Repricing Term Loan (1 mo. Term SOFR + 1.750%)	5.913%	11/18/27	2,477,534	2,475,986 (d)(o)(p)

Total Financials				32,061,584
Health Care — 0.2%
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, 2028 Refinancing Term Loan (1 mo. Term SOFR + 2.000%)	6.163%	10/23/28	3,616,277	3,619,875 (d)(o)(p)
Health Care Providers & Services — 0.1%
Phoenix Guarantor Inc., Term Loan B5 (1 mo. Term SOFR + 2.500%)	6.663%	2/21/31	339	340 (d)(o)(p)
Sotera Health Holdings LLC, 2025 Term Loan (1 mo. Term SOFR + 2.500%)	6.663%	5/30/31	3,580,810	3,590,514 (d)(o)(p)
Total Health Care Providers & Services				3,590,854
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security		Rate	Maturity Date	Face Amount†	Value

Health Care Technology — 0.0%††
Cotiviti Inc., Initial Term Loan (1 mo. Term SOFR + 2.750%)		7.030%	5/1/31	2,584,390	$2,543,466 (d)(o)(p)
Pharmaceuticals — 0.0%††
Jazz Financing Lux Sarl, Dollar Term Loan Facility B2 (1 mo. Term SOFR + 2.250%)		6.413%	5/5/28	17,167	17,206 (d)(o)(p)

Total Health Care					9,771,401
Industrials — 0.1%
Commercial Services & Supplies — 0.0%††
APi Group DE Inc., 2021 Incremental Term Loan B (1 mo. Term SOFR + 1.750%)		5.913%	1/3/29	1,070,981	1,071,426 (d)(o)(p)
Machinery — 0.1%
Chart Industries Inc., 2024 Term Loan B (3 mo. Term SOFR + 2.500%)		6.792%	3/15/30	3,553,055	3,577,482 (d)(o)(p)

Total Industrials					4,648,908
Real Estate — 0.1%
Specialized REITs — 0.1%
Iron Mountain Information Management LLC, Amendment No. 1 Incremental Term Loan B (1 mo. Term SOFR + 2.000%)		6.163%	1/31/31	3,711,114	3,718,072 (d)(o)(p)

Utilities — 0.3%
Electric Utilities — 0.1%
Alpha Generation LLC, Initial Term Loan B (1 mo. Term SOFR + 2.000%)		6.163%	9/30/31	3,711,256	3,710,792 (d)(o)(p)
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Construction Finance Co. LP, Refinancing Term Loan (1 mo. Term SOFR + 2.000%)		6.163%	7/31/30	4,980,000	4,985,627 (d)(o)(p)
Lightning Power LLC, Initial Term Loan B (3 mo. Term SOFR + 2.250%)		6.252%	8/18/31	2,477,488	2,478,578 (d)(o)(p)
Total Independent Power and Renewable Electricity Producers					7,464,205

Total Utilities					11,174,997
Total Senior Loans (Cost — $87,237,640)					87,942,722
U.S. Treasury Inflation Protected Securities — 0.8%
U.S. Treasury Notes, Inflation Indexed (Cost — $32,801,833)		1.875%	7/15/34	32,080,155	32,559,480
		Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.2%
Exchange-Traded Purchased Options — 0.1%
3-Month SOFR Futures, Call @ $96.750		6/12/26	2,779	6,947,500	1,528,450
SOFR 1-Year Mid-Curve Futures, Call @ $97.000		12/12/25	3,556	8,890,000	1,044,575
SOFR 1-Year Mid-Curve Futures, Put @ $96.750		10/10/25	2,521	6,302,500	63,025
SOFR 1-Year Mid-Curve Futures, Put @ $96.750		12/12/25	2,522	6,305,000	535,925
U.S. Treasury 5-Year Notes Futures, Call @ $109.500		10/24/25	1,034	1,034,000	242,344
U.S. Treasury 5-Year Notes Futures, Put @ $108.500		10/24/25	3,066	3,066,000	359,297
U.S. Treasury 10-Year Notes Futures, Call @ $114.000		10/24/25	3,021	3,021,000	424,828
U.S. Treasury 10-Year Notes Futures, Put @ $112.000		10/24/25	3,021	3,021,000	1,085,672

Total Exchange-Traded Purchased Options (Cost — $7,379,817)					5,284,116
	Counterparty
OTC Purchased Options — 0.1%
Interest rate swaption, Call @ 290.000bps, payments received by the Fund on Daily SOFR Compound annually, 290.000bpspayments made by the Fund annually, maturing on 9/29/28 2.900bps	Goldman Sachs Group Inc.	9/25/26	638,170,000	638,170,000	2,585,884
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Counterparty	Expiration Date	Contracts	Notional Amount†	Value
OTC Purchased Options — continued
U.S. Dollar/Chinese Yuan Renminbi, Call @ 7.223CNY	BNP Paribas SA	10/27/25	23,350,000	23,350,000	$896

Total OTC Purchased Options (Cost — $2,695,635)					2,586,780

Total Purchased Options (Cost — $10,075,452)					7,870,896
Security				Shares
Common Stocks — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC				1,685	640 *(e)(q)
Spirit Aviation Holdings Inc.				290,376	110,343 *

Total Common Stocks (Cost — $4,078,435)					110,983
			Expiration Date	Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $2,511,486)				206,310	78,398 *(e)(q)
Total Investments before Short-Term Investments (Cost — $4,233,058,032)					3,964,439,696
		Rate		Shares
Short-Term Investments — 8.9%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $376,380,273)		4.101%		376,380,273	376,380,273 (r)(s)
Total Investments — 103.2% (Cost — $4,609,438,305)					4,340,819,969
Liabilities in Excess of Other Assets — (3.2)%					(136,326,765)
Total Net Assets — 100.0%					$4,204,493,204

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Core Plus Bond Fund
†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Securities traded on a when-issued or delayed delivery basis.
(c)	Security has no maturity date. The date shown represents the next call date.
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(f)	Security is valued using significant unobservable inputs (Note 1).
(g)	Value is less than $1.
(h)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Directors.

(i)	The coupon payment on this security is currently in default as of September 30, 2025.
(j)	This security is traded on a to-be-announced (“TBA”) basis. At September 30, 2025, the Fund held TBA securities with a total cost of $170,578,165.
(k)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)	Rate shown is the current yield based on income received over the trailing twelve months.
(m)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(n)	All or a portion of this security is held at the broker as collateral for open futures contracts and exchange-traded options.
(o)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(p)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(q)	Restricted security (Note 3).
(r)	Rate shown is one-day yield as of the end of the reporting period.
(s)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2025, the total market value of investments in Affiliated Companies was $376,380,273 and the cost was $376,380,273 (Note 2).

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

 Western Asset Core Plus Bond Fund
Abbreviation(s) used in this schedule:
ACES	—	Alternative Credit Enhancement Securities
bps	—	basis points (100 basis points = 1.00%)
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
CD	—	Certificate of Deposit
CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
CNY	—	Chinese Yuan Renminbi
DAC	—	Designated Activity Company
GTD	—	Guaranteed
IBOR	—	Interbank Offered Rate
ICE	—	Intercontinental Exchange
INR	—	Indian Rupee
IO	—	Interest Only
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
PAC	—	Planned Amortization Class
PO	—	Principal Only
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar
At September 30, 2025, the Fund had the following open written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	9/11/26	$97.500	2,872	$7,180,000	$(789,800)
3-Month SOFR Futures, Call	12/11/26	97.500	3,556	8,890,000	(1,355,725)
3-Month SOFR Futures, Put	12/11/26	96.500	1,261	3,152,500	(543,806)
U.S. Treasury 5-Year Notes Futures, Call	11/21/25	109.000	1,022	1,022,000	(670,687)
U.S. Treasury 5-Year Notes Futures, Put	10/24/25	109.500	2,032	2,032,000	(1,095,375)
U.S. Treasury 5-Year Notes Futures, Put	11/21/25	109.000	1,022	1,022,000	(471,078)
U.S. Treasury 10-Year Notes Futures, Call	10/24/25	112.500	509	509,000	(294,266)
U.S. Treasury 10-Year Notes Futures, Call	10/24/25	116.500	1,522	1,522,000	(23,781)
U.S. Treasury 10-Year Notes Futures, Call	11/21/25	113.000	1,007	1,007,000	(676,578)
U.S. Treasury 10-Year Notes Futures, Put	10/24/25	110.000	1,016	1,016,000	(31,750)
U.S. Treasury 10-Year Notes Futures, Put	10/24/25	112.500	509	509,000	(294,266)
U.S. Treasury 10-Year Notes Futures, Put	11/21/25	113.000	1,007	1,007,000	(1,180,078)
U.S. Treasury Long-Term Bonds Futures, Call	10/24/25	114.000	255	255,000	(745,078)
U.S. Treasury Long-Term Bonds Futures, Call	10/24/25	117.000	252	252,000	(248,063)
U.S. Treasury Long-Term Bonds Futures, Put	10/24/25	117.000	252	252,000	(350,438)
Total Exchange-Traded Written Options (Premiums received — $10,995,142)					(8,770,769)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Core Plus Bond Fund

OTC Written Options
Security	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount	Value
Interest rate swaption, Call, 345.000bps payments received by the Fund annually, payments made by the Fund on Daily SOFR Compound annually, maturing on 9/29/36 (Premiums received — $2,532,320)	Goldman Sachs Group Inc.	9/25/26	3.450 bps	149,310,000	149,310,000	$(2,523,352)
Total Written Options (Premiums received — $13,527,462)						$(11,294,121)

Abbreviation(s) used in this schedule:
bps	—	basis points (100 basis points = 1.00%)
SOFR	—	Secured Overnight Financing Rate
At September 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	3,467	3/26	$831,965,177	$834,810,262	$2,845,085
3-Month SOFR	2,754	12/25	660,257,532	660,667,388	409,856
U.S. Treasury 5-Year Notes	10,911	12/25	1,189,748,460	1,191,430,027	1,681,567
U.S. Treasury 10-Year Notes	1,961	12/25	219,537,558	220,612,500	1,074,942
U.S. Treasury Long-Term Bonds	4,293	12/25	494,315,680	500,536,969	6,221,289
United Kingdom Long Gilt Bonds	500	12/25	60,790,408	61,085,358	294,950
					12,527,689
Contracts to Sell:
Japanese 10-Year Bonds	70	12/25	64,840,883	64,274,943	565,940
U.S. Treasury 2-Year Notes	5,329	12/25	1,110,038,571	1,110,555,276	(516,705)
U.S. Treasury Ultra 10-Year Notes	1,235	12/25	140,717,683	142,121,491	(1,403,808)
U.S. Treasury Ultra Long-Term Bonds	2,038	12/25	238,243,065	244,687,375	(6,444,310)
					(7,798,883)
Net unrealized appreciation on open futures contracts					$4,728,806

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At September 30, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	22,703,557	USD	4,268,709	Goldman Sachs Group Inc.	10/2/25	$(5,022)
USD	4,271,473	BRL	22,703,557	Goldman Sachs Group Inc.	10/2/25	7,785
BRL	366,260,000	USD	68,863,987	JPMorgan Chase & Co.	10/2/25	(81,013)
BRL	388,963,557	USD	73,113,451	JPMorgan Chase & Co.	10/2/25	(66,789)
USD	66,928,587	BRL	366,260,000	JPMorgan Chase & Co.	10/2/25	(1,854,387)
USD	73,132,696	BRL	388,963,557	JPMorgan Chase & Co.	10/2/25	86,035
USD	19,054,669	CNH	135,682,582	Bank of America N.A.	10/16/25	(2,577)
CNH	30,647,000	USD	4,315,217	BNP Paribas SA	10/16/25	(10,704)
CNH	39,740,000	USD	5,542,936	BNP Paribas SA	10/16/25	38,731
CNH	44,980,000	USD	6,292,905	BNP Paribas SA	10/16/25	24,744
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

 Western Asset Core Plus Bond Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CNH	47,070,000	USD	6,565,105	BNP Paribas SA	10/16/25	$46,094
USD	4,392,393	CAD	5,959,975	Citibank N.A.	10/16/25	106,433
USD	42,815,659	INR	3,688,333,558	Citibank N.A.	10/16/25	1,313,087
GBP	4,080,000	USD	5,441,671	Goldman Sachs Group Inc.	10/16/25	46,029
GBP	5,140,000	USD	6,847,955	Goldman Sachs Group Inc.	10/16/25	65,471
JPY	4,676,911,541	USD	32,222,007	Goldman Sachs Group Inc.	10/16/25	(540,816)
USD	5,192,734	EUR	4,410,000	Goldman Sachs Group Inc.	10/16/25	10,006
USD	24,385,901	GBP	17,857,671	Goldman Sachs Group Inc.	10/16/25	366,895
USD	979,801	JPY	143,235,210	Goldman Sachs Group Inc.	10/16/25	9,532
USD	2,691,644	JPY	393,754,416	Goldman Sachs Group Inc.	10/16/25	24,369
USD	4,342,954	JPY	637,324,604	Goldman Sachs Group Inc.	10/16/25	25,745
USD	4,363,468	JPY	639,650,000	Goldman Sachs Group Inc.	10/16/25	30,508
AUD	56,573,759	USD	36,917,207	JPMorgan Chase & Co.	10/16/25	526,630
EUR	1,380,000	USD	1,598,041	JPMorgan Chase & Co.	10/16/25	23,765
EUR	3,780,000	USD	4,340,252	JPMorgan Chase & Co.	10/16/25	102,087
EUR	3,890,000	USD	4,486,799	JPMorgan Chase & Co.	10/16/25	84,814
EUR	6,170,000	USD	7,155,133	JPMorgan Chase & Co.	10/16/25	95,986
EUR	27,544,402	USD	32,552,773	JPMorgan Chase & Co.	10/16/25	(181,989)
USD	4,196,074	AUD	6,286,417	JPMorgan Chase & Co.	10/16/25	35,354
USD	4,750,999	AUD	7,130,000	JPMorgan Chase & Co.	10/16/25	31,946
USD	4,787,500	AUD	7,256,328	JPMorgan Chase & Co.	10/16/25	(15,165)
USD	6,090,032	AUD	9,302,823	JPMorgan Chase & Co.	10/16/25	(67,123)
USD	4,109,984	EUR	3,470,000	JPMorgan Chase & Co.	10/16/25	31,964
USD	4,460,713	EUR	3,762,459	JPMorgan Chase & Co.	10/16/25	38,989
USD	4,596,583	EUR	3,950,000	JPMorgan Chase & Co.	10/16/25	(45,543)
USD	4,763,093	EUR	4,046,102	JPMorgan Chase & Co.	10/16/25	8,025
USD	9,572,788	EUR	8,158,420	JPMorgan Chase & Co.	10/16/25	(15,165)
USD	72,550,232	BRL	388,963,557	JPMorgan Chase & Co.	11/4/25	100,495
Net unrealized appreciation on open forward foreign currency contracts						$395,226

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CNH	—	Chinese Offshore Yuan
EUR	—	Euro
GBP	—	British Pound
INR	—	Indian Rupee
JPY	—	Japanese Yen
USD	—	United States Dollar
At September 30, 2025, the Fund had the following open swap contracts:
OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
JPMorgan Chase & Co.	630,390,000BRL	1/2/29	BRL-CDI**	10.230%**	$(10,629,273)	—	$(10,629,273)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Core Plus Bond Fund
CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
$388,716,000	5/31/32	3.490% annually	Daily SOFR Compound annually	$(550,862)	$730,928	$(1,281,790)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.HY.45 Index	$35,379,500	12/20/30	5.000% quarterly	$(2,732,413)	$(2,700,312)	$(32,101)

OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
JPMorgan Chase & Co.	$178,834	10/3/25	Daily SOFR Compound + 1.100%**	JPEIFNTR^**	$1,181,783	—	$1,181,783

[1]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
^	Custom emerging markets debt basket is comprised of 41 bonds in the Sovereign Frontier sector.
*	Notional amount denominated in U.S. dollars, unless otherwise noted.
**	One time payment made at termination date.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
BRL-CDI	14.900%
Daily SOFR Compound	4.240%

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
BRL-CDI	—	Brazilian Cetip InterBank Deposit Rate
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
SOFR	—	Secured Overnight Financing Rate
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

 Western Asset Core Plus Bond Fund
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Core Plus Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$377,127,036	$0 *	$377,127,036
Other Corporate Bonds & Notes	—	934,685,098	—	934,685,098
Mortgage-Backed Securities	—	1,086,743,530	—	1,086,743,530
Collateralized Mortgage Obligations	—	659,726,199	—	659,726,199
Asset-Backed Securities	—	321,493,243	—	321,493,243
U.S. Government & Agency Obligations	—	279,736,044	—	279,736,044
Sovereign Bonds	—	176,366,067	—	176,366,067
Senior Loans	—	87,942,722	—	87,942,722
U.S. Treasury Inflation Protected Securities	—	32,559,480	—	32,559,480
Purchased Options:
Exchange-Traded Purchased Options	$5,284,116	—	—	5,284,116
OTC Purchased Options	—	2,586,780	—	2,586,780
Common Stocks:
Industrials	110,343	640	—	110,983
Warrants	—	78,398	—	78,398
Total Long-Term Investments	5,394,459	3,959,045,237	0 *	3,964,439,696
Short-Term Investments†	376,380,273	—	—	376,380,273
Total Investments	$381,774,732	$3,959,045,237	$0 *	$4,340,819,969
Other Financial Instruments:
Futures Contracts††	$13,093,629	—	—	$13,093,629
Forward Foreign Currency Contracts††	—	$3,281,519	—	3,281,519
OTC Total Return Swaps	—	1,181,783	—	1,181,783
Total Other Financial Instruments	$13,093,629	$4,463,302	—	$17,556,931
Total	$394,868,361	$3,963,508,539	—	$4,358,376,900

Western Asset Core Plus Bond Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$8,770,769	—	—	$8,770,769
OTC Written Options	—	$2,523,352	—	2,523,352
Futures Contracts††	8,364,823	—	—	8,364,823
Forward Foreign Currency Contracts††	—	2,886,293	—	2,886,293
OTC Interest Rate Swaps††	—	10,629,273	—	10,629,273
Centrally Cleared Interest Rate Swaps††	—	1,281,790	—	1,281,790
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	32,101	—	32,101
Total	$17,135,592	$17,352,809	—	$34,488,401

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2025. The following transactions were effected in such company for the period ended September 30, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$57,538,768	$1,872,132,580	1,872,132,580	$1,553,291,075	1,553,291,075

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$3,473,565	—	$376,380,273
3. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 9/30/2025	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	1,685	3/25	$20,512	$640	$0.38	0.00%(a)
Spirit Airlines LLC, Warrants	206,310	3/25	2,511,486	78,398	0.38	0.00 (a)
			$2,531,998	$79,038		0.00% (a)

(a)	Amount represents less than 0.005%.

Western Asset Core Plus Bond Fund 2025 Quarterly Report